UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23344 and 811-23343
Name of Fund:
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund

Master Investment Portfolio II
Advantage CoreAlpha Bond Master Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds VI and Master Investment Portfolio II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2025
Date of reporting period:
12/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Advantage CoreAlpha Bond Fund
Institutional Shares | BCRIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30(a)	0.29%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 6.79%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to higher yielding, credit-oriented areas of the bond market as a resilient economy supported stable credit spreads, with the exception of a brief spike in early April on tariff fears. In addition, as the period progressed and labor data softened, the market anticipated that the U.S. Federal Reserve was poised to begin cutting its benchmark overnight lending rate, leading yields lower and bond prices higher. Specifically, the Fund’s holdings of securitized assets, high yield corporate bonds and investment grade corporate bonds led contributions to return.
What detracted from performance?
The Fund’s positioning across global interest rate markets using cross-market rate swaps was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.79%	(0.67)%	2.08%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Key Fund statistics
Net Assets	$722,727,638
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,700,178
Portfolio Turnover Rate of the Master Portfolio	183%
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Institutional Shares | BCRIX
Annual Shareholder Report — December 31, 2025
BCRIX-12/25-AR

BlackRock Advantage CoreAlpha Bond Fund
Investor A Shares | BCRAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$56(a)	0.54%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 6.53%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to higher yielding, credit-oriented areas of the bond market as a resilient economy supported stable credit spreads, with the exception of a brief spike in early April on tariff fears. In addition, as the period progressed and labor data softened, the market anticipated that the U.S. Federal Reserve was poised to begin cutting its benchmark overnight lending rate, leading yields lower and bond prices higher. Specifically, the Fund’s holdings of securitized assets, high yield corporate bonds and investment grade corporate bonds led contributions to return.
What detracted from performance?
The Fund’s positioning across global interest rate markets using cross-market rate swaps was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	6.53%	(0.92)%	1.80%
Investor A Shares (with sales charge)	2.27	(1.72)	1.38
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Key Fund statistics
Net Assets	$722,727,638
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,700,178
Portfolio Turnover Rate of the Master Portfolio	183%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Investor A Shares | BCRAX
Annual Shareholder Report — December 31, 2025
BCRAX-12/25-AR

BlackRock Advantage CoreAlpha Bond Fund
Investor C Shares | BCRCX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$133(a)	1.29%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 5.75%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to higher yielding, credit-oriented areas of the bond market as a resilient economy supported stable credit spreads, with the exception of a brief spike in early April on tariff fears. In addition, as the period progressed and labor data softened, the market anticipated that the U.S. Federal Reserve was poised to begin cutting its benchmark overnight lending rate, leading yields lower and bond prices higher. Specifically, the Fund’s holdings of securitized assets, high yield corporate bonds and investment grade corporate bonds led contributions to return.
What detracted from performance?
The Fund’s positioning across global interest rate markets using cross-market rate swaps was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	5.75%	(1.67)%	1.20%
Investor C Shares (with sales charge)	4.75	(1.67)	1.20
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Key Fund statistics
Net Assets	$722,727,638
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,700,178
Portfolio Turnover Rate of the Master Portfolio	183%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Investor C Shares | BCRCX
Annual Shareholder Report — December 31, 2025
BCRCX-12/25-AR

BlackRock Advantage CoreAlpha Bond Fund
Class K Shares | BCRKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25(a)	0.24%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 6.84%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to higher yielding, credit-oriented areas of the bond market as a resilient economy supported stable credit spreads, with the exception of a brief spike in early April on tariff fears. In addition, as the period progressed and labor data softened, the market anticipated that the U.S. Federal Reserve was poised to begin cutting its benchmark overnight lending rate, leading yields lower and bond prices higher. Specifically, the Fund’s holdings of securitized assets, high yield corporate bonds and investment grade corporate bonds led contributions to return.
What detracted from performance?
The Fund’s positioning across global interest rate markets using cross-market rate swaps was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	6.84%	(0.64)%	2.12%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Key Fund statistics
Net Assets	$722,727,638
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,700,178
Portfolio Turnover Rate of the Master Portfolio	183%
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Prior to March 28, 2016 for Class K Shares, the performance of the class is based on the returns of a series of Master Investment Portfolio, adjusted to reflect the estimated annual fund fees and operating expenses of the respective share class of the Predecessor Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Class K Shares | BCRKX
Annual Shareholder Report — December 31, 2025
BCRKX-12/25-AR

Advantage CoreAlpha Bond Master Portfolio
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Master Portfolio, which is included within the BlackRock Advantage CoreAlpha Bond Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage CoreAlpha Bond Master Portfolio	$25	0.24%
Key Master Portfolio statistics
Net Assets	$723,031,885
Number of Portfolio Holdings	2,059
Net Investment Advisory Fees	$1,700,178
Portfolio Turnover Rate	183%
What did the Master Portfolio invest in?
(as of December 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	36.8%
U.S. Government Sponsored Agency Securities	27.3%
U.S. Treasury Obligations	16.9%
Non-Agency Mortgage-Backed Securities	12.7%
Asset-Backed Securities	5.2%
Foreign Agency Obligations	0.6%
Municipal Bonds	0.5%
Capital Trusts	—	%(b)
Common Stocks	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	45.8%
AA/Aa	3.2%
A	14.3%
BBB/Baa	23.9%
BB/Ba	4.8%
B	2.2%
CCC/Caa	0.5%
N/R	5.3%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Advantage CoreAlpha Bond Master Portfolio
Annual Shareholder Report — December 31, 2025
12/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – Each registrant (each a “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrants undertake to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Arthur P. Steinmetz

Lorenzo A. Flores

Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage CoreAlpha Bond Fund	$11,514	$11,514	$0	$0	$17,850	$17,000	$0	$0
Advantage CoreAlpha Bond Master Portfolio	$45,450	$45,450	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by each registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Funds and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

2

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage CoreAlpha Bond Fund	$17,850	$17,000
Advantage CoreAlpha Bond Master Portfolio	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrants’ Financial Statements are attached herewith.

(b) The registrants’ Financial Highlights are attached herewith.

3

December 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Funds VI
• BlackRock Advantage CoreAlpha Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Advantage CoreAlpha Bond Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
BlackRock Advantage CoreAlpha Bond Fund
Derivative Financial Instruments

Statement of Assets and Liabilities
December 31, 2025

BlackRock Advantage CoreAlpha Bond Fund
ASSETS
Investments, at value — Master Portfolio	$ 723,031,885
Receivables:
Capital shares sold	1,346,961
From the Administrator	2,459
Total assets	724,381,305
LIABILITIES
Payables:
Administration fees	29,697
Capital shares redeemed	763,221
Contributions to the Master Portfolio	583,740
Income dividend distributions	212,225
Professional fees	11,512
Service and distribution fees	53,272
Total liabilities	1,653,667
Commitments and contingent liabilities
NET ASSETS	$ 722,727,638
NET ASSETS CONSIST OF
Paid-in capital	$ 918,893,647
Accumulated loss	(196,166,009)
NET ASSETS	$ 722,727,638

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
December 31, 2025

BlackRock Advantage CoreAlpha Bond Fund
NET ASSET VALUE
Institutional
Net assets	$ 412,657,645
Shares outstanding	47,177,995
Net asset value	$ 8.75
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 251,414,762
Shares outstanding	28,739,149
Net asset value	$ 8.75
Shares authorized	Unlimited
Par value	No par value
Investor C
Net assets	$ 513,974
Shares outstanding	58,731
Net asset value	$ 8.75
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 58,141,257
Shares outstanding	6,641,365
Net asset value	$ 8.75
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Fund Statement of Assets and Liabilities

Statement of Operations
Year Ended December 31, 2025

BlackRock Advantage CoreAlpha Bond Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$359,521
Interest — unaffiliated	34,162,014
Securities lending income — affiliated — net	104,857
Payment-in-kind interest — unaffiliated	5,597
Expenses	(1,764,322)
Fees waived	64,144
Total investment income	32,931,811
FUND EXPENSES
Service and distribution — class specific	648,204
Administration — class specific	354,667
Professional	11,463
Miscellaneous	3,561
Total expenses	1,017,895
Less fees waived and/or reimbursed by the Administrator	(42,183)
Total expenses after fees waived and/or reimbursed	975,712
Net investment income	31,956,099
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(3,555,661)
Investments — affiliated	(2,020)
Forward foreign currency exchange contracts	(411,104)
Foreign currency transactions	204,368
Futures contracts	(1,594,368)
Swaps	(1,092,071)
(6,450,856)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	20,272,714
Investments — affiliated	394
Forward foreign currency exchange contracts	11,563
Foreign currency translations	123,072
Futures contracts	190,416
Swaps	423,790
21,021,949
Net realized and unrealized gain	14,571,093
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,527,192
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Advantage CoreAlpha Bond Fund
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$31,956,099	$30,331,219
Net realized loss	(6,450,856)	(5,246,735)
Net change in unrealized appreciation (depreciation)	21,021,949	(13,156,042)
Net increase in net assets resulting from operations	46,527,192	11,928,442
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(18,079,408)	(16,121,819)
Investor A	(11,283,389)	(11,802,257)
Investor C	(16,050)	(19,310)
Class K	(2,874,236)	(2,616,453)
Decrease in net assets resulting from distributions to shareholders	(32,253,083)	(30,559,839)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	10,086,262	(1,444,096)
NET ASSETS
Total increase (decrease) in net assets	24,360,371	(20,075,493)
Beginning of year	698,367,267	718,442,760
End of year	$722,727,638	$698,367,267

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$8.58	$8.78	$8.65	$10.32	$10.79
Net investment income(a)	0.40	0.39	0.31	0.23	0.21
Net realized and unrealized gain (loss)	0.17	(0.20)	0.15	(1.69)	(0.42)
Net increase (decrease) from investment operations	0.57	0.19	0.46	(1.46)	(0.21)
Distributions(b)
From net investment income	(0.40)	(0.39)	(0.33)	(0.13)	(0.15)
From net realized gain	—	—	—	—	(0.06)
Return of capital	—	—	—	(0.08)	(0.05)
Total distributions	(0.40)	(0.39)	(0.33)	(0.21)	(0.26)
Net asset value, end of year	$8.75	$8.58	$8.78	$8.65	$10.32
Total Return(c)
Based on net asset value	6.79%	2.20%	5.41%	(14.24)%	(1.98)%
Ratios to Average Net Assets(d)(e)
Total expenses	0.29%	0.29%	0.30%	0.29%	0.30%
Total expenses after fees waived and/or reimbursed	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	4.59%	4.45%	3.58%	2.50%	2.00%
Supplemental Data
Net assets, end of year (000)	$412,658	$367,055	$367,970	$559,142	$839,388
Portfolio turnover rate of the Master Portfolio(f)	183%	142%	201%	205%	219%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	103%	96%	118%	107%	123%
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$8.58	$8.78	$8.65	$10.32	$10.79
Net investment income(a)	0.38	0.36	0.29	0.21	0.18
Net realized and unrealized gain (loss)	0.17	(0.19)	0.14	(1.70)	(0.42)
Net increase (decrease) from investment operations	0.55	0.17	0.43	(1.49)	(0.24)
Distributions(b)
From net investment income	(0.38)	(0.37)	(0.30)	(0.10)	(0.12)
From net realized gain	—	—	—	—	(0.06)
Return of capital	—	—	—	(0.08)	(0.05)
Total distributions	(0.38)	(0.37)	(0.30)	(0.18)	(0.23)
Net asset value, end of year	$8.75	$8.58	$8.78	$8.65	$10.32
Total Return(c)
Based on net asset value	6.53%	1.94%	5.15%	(14.46)%	(2.23)%
Ratios to Average Net Assets(d)(e)
Total expenses	0.54%	0.54%	0.55%	0.54%	0.55%
Total expenses after fees waived and/or reimbursed	0.54%	0.54%	0.54%	0.54%	0.55%
Net investment income	4.33%	4.18%	3.35%	2.26%	1.74%
Supplemental Data
Net assets, end of year (000)	$251,415	$265,350	$297,914	$322,124	$445,358
Portfolio turnover rate of the Master Portfolio(f)	183%	142%	201%	205%	219%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	103%	96%	118%	107%	123%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Investor C
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$8.58	$8.79	$8.66	$10.33	$10.80
Net investment income(a)	0.32	0.30	0.23	0.14	0.11
Net realized and unrealized gain (loss)	0.17	(0.21)	0.14	(1.69)	(0.43)
Net increase (decrease) from investment operations	0.49	0.09	0.37	(1.55)	(0.32)
Distributions(b)
From net investment income	(0.32)	(0.30)	(0.24)	(0.04)	(0.04)
From net realized gain	—	—	—	—	(0.06)
Return of capital	—	—	—	(0.08)	(0.05)
Total distributions	(0.32)	(0.30)	(0.24)	(0.12)	(0.15)
Net asset value, end of year	$8.75	$8.58	$8.79	$8.66	$10.33
Total Return(c)
Based on net asset value	5.75%	1.07%	4.36%	(15.09)%	(2.96)%
Ratios to Average Net Assets(d)(e)
Total expenses	1.29%	1.29%	1.30%	1.29%	1.30%
Total expenses after fees waived and/or reimbursed	1.29%	1.29%	1.30%	1.29%	1.29%
Net investment income	3.64%	3.48%	2.64%	1.47%	1.01%
Supplemental Data
Net assets, end of year (000)	$514	$453	$431	$413	$865
Portfolio turnover rate of the Master Portfolio(f)	183%	142%	201%	205%	219%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	103%	96%	118%	107%	123%
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$8.58	$8.79	$8.66	$10.33	$10.80
Net investment income(a)	0.41	0.39	0.32	0.24	0.22
Net realized and unrealized gain (loss)	0.17	(0.21)	0.14	(1.70)	(0.43)
Net increase (decrease) from investment operations	0.58	0.18	0.46	(1.46)	(0.21)
Distributions(b)
From net investment income	(0.41)	(0.39)	(0.33)	(0.13)	(0.15)
From net realized gain	—	—	—	—	(0.06)
Return of capital	—	—	—	(0.08)	(0.05)
Total distributions	(0.41)	(0.39)	(0.33)	(0.21)	(0.26)
Net asset value, end of year	$8.75	$8.58	$8.79	$8.66	$10.33
Total Return(c)
Based on net asset value	6.84%	2.13%	5.46%	(14.19)%	(1.93)%
Ratios to Average Net Assets(d)(e)
Total expenses	0.29%	0.29%	0.30%	0.29%	0.30%
Total expenses after fees waived and/or reimbursed	0.24%	0.24%	0.24%	0.24%	0.25%
Net investment income	4.68%	4.54%	3.67%	2.57%	2.06%
Supplemental Data
Net assets, end of year (000)	$58,141	$65,509	$52,127	$66,102	$72,493
Portfolio turnover rate of the Master Portfolio(f)	183%	142%	201%	205%	219%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	103%	96%	118%	107%	123%
See notes to financial statements.
Fund Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds VI (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund seeks to achieve its investment objective by investing all of its assets in Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2025, the percentage of the Master Portfolio owned by the Fund was 100.00%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP II are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Fund’s Board, the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:
	Institutional	Investor A	Investor C	Class K
Administration fees - class specific	0.05%	0.05%	0.05%	0.05%
For the year ended December 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees — class specific	$ 194,965	$ 128,762	$ 220	$ 30,720	$ 354,667
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Fund Name	Investor A	Investor C	Total
BlackRock Advantage CoreAlpha Bond Fund	$ 643,809	$ 4,395	$ 648,204
Other Fees:  For the year ended December 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $7,785.
For the year ended December 31, 2025, affiliates received CDSCs as follows:
Fund Name	Investor C
BlackRock Advantage CoreAlpha Bond Fund	$ 395
Expense Waivers and Reimbursements:  The fees and expenses of the Fund’s Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $11,463.
BAL has contractually agreed to waive 0.05% of the administration fee payable to BAL applicable to Class K Shares of the Fund through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $30,720.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s net asset value (“NAV”).
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
BlackRock Advantage CoreAlpha Bond Fund
Ordinary income	$ 32,253,083	$ 30,559,839
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
BlackRock Advantage CoreAlpha Bond Fund	$ (167,022,120)	$ (28,692,654)	$ (451,235)	$ (196,166,009)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, dividends payable, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts and amortization and accretion methods of premiums and discounts on fixed income securities.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Advantage CoreAlpha Bond Fund
Institutional
Shares sold	8,582,742	$ 73,993,820	9,958,592	$ 87,068,769
Shares issued in reinvestment of distributions	2,075,597	18,056,902	1,836,577	15,925,448
Shares redeemed	(6,275,410)	(54,324,989)	(10,905,084)	(93,284,468)
	4,382,929	$ 37,725,733	890,085	$ 9,709,749

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
BlackRock Advantage CoreAlpha Bond Fund (continued)
Investor A
Shares sold and automatic conversion of shares	1,036,300	$ 8,983,151	1,153,153	$ 10,001,978
Shares issued in reinvestment of distributions	1,262,443	10,978,549	1,321,667	11,460,396
Shares redeemed	(4,493,987)	(38,965,180)	(5,463,638)	(47,414,714)
	(2,195,244)	$ (19,003,480)	(2,988,818)	$ (25,952,340)
Investor C
Shares sold	14,757	$ 128,537	25,706	$ 223,087
Shares issued in reinvestment of distributions	1,775	15,447	2,155	18,707
Shares redeemed and automatic conversion of shares	(10,579)	(91,039)	(24,128)	(207,560)
	5,953	$ 52,945	3,733	$ 34,234
Class K
Shares sold	1,209,461	$ 10,460,010	3,682,765	$ 31,953,551
Shares issued in reinvestment of distributions	330,295	2,874,393	301,299	2,613,677
Shares redeemed	(2,530,009)	(22,023,339)	(2,284,269)	(19,802,967)
	(990,253)	$ (8,688,936)	1,699,795	$ 14,764,261
	1,203,385	$ 10,086,262	(395,205)	$ (1,444,096)
As of December 31, 2025, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 1,924  Investor C Shares of the Fund.
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds VI and Shareholders of BlackRock Advantage CoreAlpha Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage CoreAlpha Bond Fund (the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2025 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2025:
Fund Name	Federal Obligation Interest
BlackRock Advantage CoreAlpha Bond Fund	$ 6,068,912
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
Fund Name	Interest Dividends
BlackRock Advantage CoreAlpha Bond Fund	$ 31,573,334
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name	Interest- Related Dividends
BlackRock Advantage CoreAlpha Bond Fund	$ 31,598,087
Important Tax Information

Schedule of Investments
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)	$291	$ 295,071
Affirm Asset Securitization Trust(a)
Series 2023-X1, Class D, 9.55%, 11/15/28	381	382,826
Series 2024-A, Class B, 5.93%, 02/15/29	1,250	1,251,971
Series 2024-B, Class C, 5.06%, 09/15/29	3,500	3,504,411
Series 2024-X1, Class D, 7.29%, 05/15/29	1,750	1,751,066
Series 2024-X2, Class C, 5.62%, 12/17/29	1,050	1,051,962
Series 2024-X2, Class D, 6.08%, 12/17/29	525	529,495
Series 2025-X1, Class B, 5.19%, 04/15/30	2,000	2,005,596
Series 2025-X1, Class D, 6.11%, 04/15/30	2,000	2,017,821
Series 2025-X2, Class C, 4.93%, 10/15/30	750	751,364
Affirm Master Trust(a)
Series 2025-3A, Class B, 4.75%, 10/16/34	1,460	1,457,842
Series 2025-3A, Class C, 4.89%, 10/16/34	2,600	2,600,061
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)	166	166,975
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	124	121,598
Series 2021-N2, Class C, 1.07%, 03/10/28	349	341,398
Chase Funding Trust, Series 2004-2, Class 2A2, (1-mo. Term SOFR + 0.61%), 4.35%, 02/26/35(b)	48	47,437
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1, (1-mo. Term SOFR + 0.86%), 4.60%, 03/25/34(b)	4	3,924
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	790	795,019
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022- ELL, Class A3, 4.28%, 02/01/36	85	84,322
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class A, 7.43%, 10/21/30	14	13,836
Series 2024-A, Class B, 8.31%, 10/21/30	1,000	1,011,290
Series 2025-A, Class A, 7.29%, 10/20/31	669	683,070
OnDeck Asset Securitization Trust IV LLC, Series 2023- 1A, Class A, 7.00%, 08/19/30(a)	1,460	1,474,881
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,609,502
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 03/15/30	510	516,090
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/30	1,670	1,681,046
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/35(a)	900	896,645
Westlake Automobile Receivables Trust(a)
Series 2023-1A, Class D, 6.79%, 11/15/28	2,880	2,945,659
Series 2023-4A, Class C, 6.64%, 11/15/28	1,080	1,101,581
Security	Par (000)	Value
Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(a) (continued)
Series 2024-1A, Class D, 6.02%, 10/15/29	$1,360	$ 1,394,334
Series 2024-2A, Class D, 5.91%, 04/15/30	2,030	2,072,826
Total Asset-Backed Securities — 5.3% (Cost: $38,469,390)		38,560,919

	Shares
Common Stocks
Financial Services(c)(d) — 0.0%
Edcon Holdco 1	1,643,590	1
Edcon Holdco 2	163,560	—
		1
Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Omnicom Group, Inc., 3.38%, 03/01/41(a)	$78	59,052
Aerospace & Defense — 0.3%
Bombardier, Inc.(a)
7.25%, 07/01/31	168	179,029
6.75%, 06/15/33	276	291,728
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	250	243,960
General Dynamics Corp., 2.25%, 06/01/31	550	500,264
General Electric Co., 4.90%, 01/29/36	245	248,742
TransDigm, Inc.(a)
7.13%, 12/01/31	187	196,531
6.63%, 03/01/32	187	194,558
6.38%, 05/31/33	350	359,145
6.25%, 01/31/34(e)	15	15,565
6.75%, 01/31/34(e)	40	41,667
		2,271,189
Air Freight & Logistics — 0.0%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	148	156,628
Automobile Components(a) — 0.1%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	259	275,283

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobile Components (continued)
IHO Verwaltungs GmbH, (8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(f)	$110	$ 115,863
Phinia, Inc., 6.63%, 10/15/32	69	71,446
		462,592
Automobiles — 0.2%
American Honda Finance Corp., 4.90%, 03/13/29	450	459,809
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	211	196,387
Carvana Co., (11.00% Cash or 13.00% PIK), 9.00%, 06/01/30(a)(f)	126	131,740
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	196	210,665
Nissan Motor Acceptance Co. LLC(a)
6.95%, 09/15/26	61	61,671
5.63%, 09/29/28	55	55,155
6.13%, 09/30/30(e)	170	170,024
Nissan Motor Co. Ltd.(a)
7.50%, 07/17/30	106	111,230
7.75%, 07/17/32	215	228,375
8.13%, 07/17/35	100	106,262
		1,731,318
Banks — 2.2%
Bank of Montreal
2.65%, 03/08/27(e)	435	428,708
5.72%, 09/25/28	20	20,852
(1-day SOFR + 0.88%), 4.57%, 09/10/27(b)	215	215,804
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	300	310,666
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	140	147,437
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	81	89,841
HSBC Holdings PLC, (1-day SOFR + 1.43%), 5.13%, 11/06/36(b)	485	486,326
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27(e)	855	866,386
(1-day SOFR + 2.09%), 6.11%, 09/11/34	545	588,838
Inter-American Development Bank, 4.50%, 05/15/26	1,730	1,734,399
JPMorgan Chase & Co., (1-day SOFR + 1.64%), 5.58%, 07/23/36(b)	320	331,024
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(b)	1,410	1,529,729
Morgan Stanley Private Bank NA, (1-day SOFR + 1.08%), 4.73%, 07/18/31(b)	1,825	1,849,998
Royal Bank of Canada
3.63%, 05/04/27	630	629,273
5.20%, 08/01/28	40	41,237
5.00%, 02/01/33	10	10,294
Santander U.K. Group Holdings PLC, (3-mo. SOFR US + 1.66%), 3.82%, 11/03/28(b)	240	238,411
Truist Financial Corp., (1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	10	9,500
U.S. Bancorp(b)
(1-day SOFR + 1.41%), 5.42%, 02/12/36(e)	965	1,002,954
(1-day SOFR + 1.86%), 5.68%, 01/23/35	155	163,665
Wells Fargo & Co.(b)
(1-day SOFR + 1.38%), 5.21%, 12/03/35	775	791,687
(1-day SOFR + 1.50%), 3.35%, 03/02/33	433	404,135
(1-day SOFR + 1.78%), 5.50%, 01/23/35	105	109,554
(1-day SOFR + 1.79%), 6.30%, 10/23/29	308	325,431
(1-day SOFR + 1.98%), 4.81%, 07/25/28	840	849,406
(1-day SOFR + 2.06%), 6.49%, 10/23/34	180	199,250
(1-day SOFR + 2.10%), 4.90%, 07/25/33	409	415,362
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.(b) (continued)
(1-day SOFR + 2.53%), 3.07%, 04/30/41	$70	$ 54,291
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	1,374	1,283,295
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30	80	76,103
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31	535	538,535
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51	360	328,990
Westpac Banking Corp., 2.96%, 11/16/40	120	91,428
		16,162,809
Beverages — 0.3%
Coca-Cola Co.
3.00%, 03/05/51	90	60,095
5.30%, 05/13/54	610	598,792
5.40%, 05/13/64	400	388,549
Diageo Capital PLC
2.13%, 04/29/32	380	330,672
5.50%, 01/24/33	725	763,438
PepsiCo, Inc., 4.65%, 02/15/53	365	321,477
		2,463,023
Biotechnology — 0.6%
Amgen, Inc.
2.60%, 08/19/26	800	793,799
5.65%, 03/02/53	165	161,568
Genmab AS(a)
6.25%, 12/15/32	200	204,969
7.25%, 12/15/33	210	220,586
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,440	2,176,766
Royalty Pharma PLC
5.40%, 09/02/34	500	512,163
5.20%, 09/25/35	190	190,961
		4,260,812
Building Materials — 0.4%
Carlisle Cos., Inc., 5.55%, 09/15/40(e)	100	101,339
CRH America Finance, Inc., 5.50%, 01/09/35	1,235	1,285,320
Eagle Materials, Inc., 2.50%, 07/01/31	555	504,002
Martin Marietta Materials, Inc., 5.15%, 12/01/34	620	632,589
Masco Corp., 2.00%, 10/01/30	160	142,761
Trane Technologies Financing Ltd., 4.50%, 03/21/49	95	81,696
		2,747,707
Building Products — 0.1%
Home Depot, Inc.
5.40%, 09/15/40	200	206,594
3.13%, 12/15/49	110	74,975
5.40%, 06/25/64	30	28,671
Lowe’s Cos., Inc.
3.35%, 04/01/27	280	277,981
5.80%, 09/15/62	55	53,731
QXO Building Products, Inc., 6.75%, 04/30/32(a)	280	292,437
		934,389
Capital Markets — 1.3%
Ameriprise Financial, Inc., 5.70%, 12/15/28	720	754,697
Ares Capital Corp.
2.15%, 07/15/26	352	347,481
2.88%, 06/15/28	425	406,172
ARES Capital Corp., 5.10%, 01/15/31	200	197,542
Ares Management Corp., 5.60%, 10/11/54	463	438,551
Bank of New York Mellon Corp., (1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	270,977
Blue Owl Finance LLC, 6.25%, 04/18/34	970	1,000,259
Brookfield Capital Finance LLC, 6.09%, 06/14/33	145	155,060
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Brookfield Finance, Inc.
5.68%, 01/15/35	$500	$ 517,075
5.33%, 01/15/36	275	275,392
Charles Schwab Corp.
5.88%, 08/24/26	415	419,542
2.45%, 03/03/27	45	44,290
3.20%, 01/25/28	4	3,945
1.65%, 03/11/31	3	2,631
2.30%, 05/13/31	13	11,769
1.95%, 12/01/31	105	91,947
2.90%, 03/03/32	4	3,663
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	358	378,636
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)	92	95,505
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	31	33,207
FS KKR Capital Corp.
2.63%, 01/15/27	800	777,919
6.88%, 08/15/29(e)	730	735,900
6.13%, 01/15/30(e)	179	176,194
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(e)	108	107,670
10.00%, 11/15/29(a)	106	105,925
9.00%, 06/15/30(e)	96	91,764
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)	66	68,891
LPL Holdings, Inc., 5.65%, 03/15/35	945	968,626
Osaic Holdings, Inc.(a)
6.75%, 08/01/32	25	26,115
8.00%, 08/01/33	15	15,595
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	90	93,351
StoneX Group, Inc., 7.88%, 03/01/31(a)	322	342,099
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	100	104,748
		9,063,138
Chemicals — 0.3%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	87	65,254
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)(e)	193	193,524
Perimeter Holdings LLC, 01/15/34(a)(g)	70	69,540
Rain Carbon, Inc., 12.25%, 09/01/29(a)(e)	154	160,366
RPM International, Inc.
3.75%, 03/15/27	105	104,515
2.95%, 01/15/32	227	205,750
Sherwin-Williams Co., 5.15%, 08/15/35	1,400	1,424,648
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	234	231,706
		2,455,303
Commercial Services & Supplies — 0.7%
ADT Security Corp., 5.88%, 10/15/33(a)	150	151,859
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	136	138,882
Ford Foundation
Series 2020, 2.42%, 06/01/50(e)	5	2,975
Series 2020, 2.82%, 06/01/70	30	16,913
FTAI Aviation Investors LLC, 7.00%, 06/15/32(a)	176	185,021
Georgetown University, Series 20A, 2.94%, 04/01/50	27	17,342
Graham Holdings Co., 5.63%, 12/01/33(a)	220	222,116
Hertz Corp., 12.63%, 07/15/29(a)(e)	63	63,546
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	174,266
Northwestern University, Series 2020, 2.64%, 12/01/50	266	166,669
President and Fellows of Harvard College, 2.52%, 10/15/50(e)	54	32,885
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	43,523
Security	Par (000)	Value
Commercial Services & Supplies (continued)
S&P Global, Inc., 4.80%, 12/04/35(a)	$285	$ 284,122
TR Finance LLC, 3.35%, 05/15/26	800	796,751
United Rentals North America, Inc., 5.38%, 11/15/33(a)	145	144,897
University of Chicago
Series 20B, 2.76%, 04/01/45	148	116,987
Series C, 2.55%, 04/01/50	157	102,106
University of Southern California
4.98%, 10/01/53(e)	10	9,186
Series 21A, 2.95%, 10/01/51	190	123,380
Verisk Analytics, Inc.
4.13%, 03/15/29	1,056	1,053,908
5.25%, 06/05/34	1,170	1,197,913
Yale University, Series 2020, 2.40%, 04/15/50	272	163,119
		5,208,366
Communications Equipment — 0.4%
CommScope LLC(a)
8.25%, 03/01/27	82	82,637
9.50%, 12/15/31(e)	170	171,707
Motorola Solutions, Inc.
4.60%, 05/23/29(e)	260	263,121
5.40%, 04/15/34	625	645,400
5.55%, 08/15/35	230	239,016
5.50%, 09/01/44	927	903,104
Viasat, Inc.(a)
6.50%, 07/15/28	216	210,005
7.50%, 05/30/31	329	312,812
		2,827,802
Construction & Engineering(a) — 0.1%
AECOM, 6.00%, 08/01/33	66	67,641
HTA Group Ltd., 7.50%, 06/04/29	204	211,013
Tutor Perini Corp., 11.88%, 04/30/29(e)	108	119,897
		398,551
Consumer Discretionary — 0.3%
Automatic Data Processing, Inc., 4.75%, 05/08/32	680	696,455
Quanta Services, Inc.
2.90%, 10/01/30	890	833,008
5.10%, 08/09/35	360	360,770
3.05%, 10/01/41	605	448,040
RELX Capital, Inc., 5.25%, 03/27/35	120	123,852
		2,462,125
Consumer Finance — 1.2%
American Express Co.
4.05%, 05/03/29	186	186,573
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	720	728,363
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	255	266,317
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(b)	1,155	1,199,663
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)(e)	152	152,190
Capital One Financial Corp.(b)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	960	994,865
(1-day SOFR + 2.04%), 6.18%, 01/30/36	380	396,675
(1-day SOFR + 2.37%), 5.27%, 05/10/33	105	107,692
(1-day SOFR + 2.64%), 6.31%, 06/08/29	93	97,599
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34	710	837,087
Enova International, Inc.(a)
11.25%, 12/15/28(e)	132	139,594
9.13%, 08/01/29	196	208,635
EZCORP, Inc., 7.38%, 04/01/32(a)	55	58,353
goeasy Ltd.(a)
9.25%, 12/01/28	223	229,296
7.63%, 07/01/29	125	123,602

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
goeasy Ltd.(a) (continued)
7.38%, 10/01/30	$105	$ 101,042
Mastercard, Inc.
4.55%, 01/15/35	385	384,935
2.95%, 03/15/51	1,580	1,037,431
OneMain Finance Corp.
6.63%, 05/15/29	115	119,111
7.88%, 03/15/30	195	206,176
7.50%, 05/15/31	201	211,482
S&P Global, Inc.
5.25%, 09/15/33	95	99,761
2.30%, 08/15/60	463	234,137
SLM Corp., 6.50%, 01/31/30	31	32,087
Synchrony Financial, 7.25%, 02/02/33	277	297,557
Visa, Inc., 3.65%, 09/15/47	385	300,313
		8,750,536
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp., 1.75%, 04/20/32(e)	160	138,790
Kroger Co., 5.00%, 09/15/34	240	241,326
U.S. Foods, Inc.(a)
7.25%, 01/15/32	125	131,391
5.75%, 04/15/33	152	154,826
United Natural Foods, Inc., 6.75%, 10/15/28(a)(e)	218	218,205
Walmart, Inc.
4.90%, 04/28/35(e)	1,595	1,639,688
4.50%, 09/09/52	200	176,149
		2,700,375
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	313	294,654
Packaging Corp. of America
5.70%, 12/01/33	420	443,062
4.05%, 12/15/49	900	713,441
		1,451,157
Distributors — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34	880	872,123
Diversified REITs — 0.6%
American Tower Corp.
5.80%, 11/15/28	280	292,300
5.00%, 01/31/30	60	61,437
5.40%, 01/31/35	70	72,055
Crown Castle, Inc., 2.10%, 04/01/31	505	445,685
ERP Operating LP, 4.65%, 09/15/34	330	326,527
GLP Capital LP/GLP Financing II, Inc.
5.63%, 09/15/34	500	507,274
5.75%, 11/01/37	200	198,923
Iron Mountain, Inc.(a)
7.00%, 02/15/29	90	92,449
6.25%, 01/15/33	94	94,787
Millrose Properties, Inc.(a)
6.38%, 08/01/30	55	56,277
6.25%, 09/15/32	221	222,985
Prologis LP, 5.25%, 06/15/53	145	137,783
Rithm Capital Corp.(a)
8.00%, 04/01/29	273	280,289
8.00%, 07/15/30	90	92,040
VICI Properties LP
5.75%, 04/01/34	930	959,758
Security	Par (000)	Value
Diversified REITs (continued)
VICI Properties LP (continued)
5.63%, 04/01/35	$610	$ 622,925
5.63%, 05/15/52	77	71,971
		4,535,465
Diversified Telecommunication Services — 1.3%
AT&T, Inc.
1.70%, 03/25/26	924	919,326
4.55%, 11/01/32	2,200	2,185,693
4.85%, 03/01/39	385	366,115
Cisco Systems, Inc., 4.95%, 02/24/32	1,000	1,032,048
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	280	297,007
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(f)	360	368,809
10.75%, 11/30/29	325	359,386
Frontier Communications Holdings LLC, 6.75%, 05/01/29(a)	351	353,658
GCI LLC, 4.75%, 10/15/28(a)	116	113,131
Level 3 Financing, Inc.(a)
4.25%, 07/01/28(e)	156	148,980
6.88%, 06/30/33	310	317,216
7.00%, 03/31/34	135	139,127
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	54	54,270
Sprint Capital Corp., 8.75%, 03/15/32	740	894,924
Telecom Italia Capital SA
6.00%, 09/30/34(e)	70	71,849
7.20%, 07/18/36	91	98,686
7.72%, 06/04/38(e)	92	101,910
Verizon Communications, Inc.
5.25%, 04/02/35(e)	910	924,913
5.40%, 07/02/37(a)	812	820,696
		9,567,744
Electric Utilities — 2.5%
AEP Texas, Inc.
5.25%, 05/15/52	140	128,372
Series I, 2.10%, 07/01/30	260	236,797
AEP Transmission Co. LLC
3.15%, 09/15/49	30	20,280
Series O, 4.50%, 06/15/52	130	110,199
Alabama Power Co., 3.45%, 10/01/49	370	263,144
Alpha Generation LLC, 6.25%, 01/15/34(a)	29	29,260
Ameren Illinois Co., 5.55%, 07/01/54	75	73,742
Appalachian Power Co., Series X, 3.30%, 06/01/27	90	89,141
Arizona Public Service Co.
2.95%, 09/15/27(e)	300	295,229
5.70%, 08/15/34	50	52,561
Atlantic City Electric Co., 2.30%, 03/15/31	370	335,326
Baltimore Gas and Electric Co., 2.90%, 06/15/50	170	108,740
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	200	166,773
Black Hills Corp., 6.00%, 01/15/35	150	159,967
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	30	30,973
Series AH, 3.60%, 03/01/52	55	40,025
Series AJ, 4.85%, 10/01/52	75	67,082
Series AQ, 4.95%, 08/15/35	125	125,890
Commonwealth Edison Co.
2.20%, 03/01/30	190	175,935
4.00%, 03/01/49	90	70,142
Series 130, 3.13%, 03/15/51	70	46,422
Connecticut Light and Power Co., 4.95%, 01/15/30	80	82,071
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/54	$130	$ 129,580
Series 2006-A, 5.85%, 03/15/36	500	531,252
Constellation Energy Generation LLC, 5.80%, 03/01/33	175	186,756
Consumers Energy Co.
4.60%, 05/30/29	50	50,812
4.63%, 05/15/33(e)	110	110,326
2.65%, 08/15/52	72	44,504
4.20%, 09/01/52	60	48,161
Dominion Energy, Inc.
5.38%, 11/15/32	140	145,345
Series C, 3.38%, 04/01/30	58	55,961
DTE Electric Co., Series B, 3.65%, 03/01/52	217	159,756
Duke Energy Carolinas LLC, 5.35%, 01/15/53	100	95,932
Duke Energy Corp.
2.65%, 09/01/26	300	297,442
4.85%, 01/05/29	180	183,527
4.20%, 06/15/49	530	417,128
5.00%, 08/15/52	60	52,970
Duke Energy Florida LLC, 5.88%, 11/15/33	85	91,757
Duke Energy Indiana LLC
5.25%, 03/01/34	60	62,140
5.40%, 04/01/53	20	18,992
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	81,732
Duke Energy Progress LLC, 5.10%, 03/15/34	50	51,518
Entergy Arkansas LLC, 5.75%, 06/01/54	30	30,236
Entergy Mississippi LLC
5.00%, 09/01/33	180	182,941
5.85%, 06/01/54	40	40,305
Entergy Texas, Inc., 3.55%, 09/30/49	220	156,847
Evergy Kansas Central, Inc., 3.45%, 04/15/50	130	91,646
Evergy Metro, Inc., 5.40%, 04/01/34	35	36,410
Evergy, Inc., 2.90%, 09/15/29	50	47,645
Eversource Energy, Series M, 3.30%, 01/15/28	200	196,437
Exelon Corp.
5.15%, 03/15/29	45	46,267
5.60%, 03/15/53	70	67,841
FirstEnergy Transmission LLC, 5.00%, 01/15/35	25	25,050
Florida Power & Light Co.
4.80%, 05/15/33	55	56,069
4.05%, 10/01/44	300	249,888
3.15%, 10/01/49	40	27,394
2.88%, 12/04/51	90	57,364
5.60%, 02/15/66	55	54,137
Georgia Power Co., 4.85%, 03/15/31	300	307,798
Idaho Power Co., 5.80%, 04/01/54	70	71,029
Indiana Michigan Power Co., 5.63%, 04/01/53	50	49,474
Interstate Power and Light Co.
2.30%, 06/01/30	20	18,360
5.60%, 06/29/35	20	20,814
Kentucky Utilities Co., 3.30%, 06/01/50	60	41,304
MidAmerican Energy Co.
3.10%, 05/01/27	100	99,032
3.15%, 04/15/50	60	40,621
2.70%, 08/01/52	105	64,166
National Grid PLC, 5.42%, 01/11/34	90	93,091
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	330	325,887
5.15%, 06/15/29	80	82,736
Nevada Power Co., 6.00%, 03/15/54	90	92,213
Security	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	$245	$ 243,540
2.25%, 06/01/30	200	183,929
5.00%, 07/15/32	50	51,213
5.55%, 03/15/54(e)	80	77,272
Northern States Power Co.
5.40%, 03/15/54	85	82,400
5.65%, 06/15/54	70	70,468
NSTAR Electric Co.
3.10%, 06/01/51	110	73,521
4.95%, 09/15/52	90	81,151
Oglethorpe Power Corp., 6.20%, 12/01/53	65	66,654
Ohio Power Co., 5.65%, 06/01/34	150	156,413
Oklahoma Gas and Electric Co., 5.60%, 04/01/53	65	63,664
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49	120	90,498
4.60%, 06/01/52	40	33,656
4.95%, 09/15/52	70	62,341
Pacific Gas and Electric Co.
3.00%, 06/15/28	100	96,964
4.55%, 07/01/30	65	64,721
6.95%, 03/15/34	10	11,121
3.30%, 08/01/40	90	68,126
4.95%, 07/01/50	270	228,213
3.50%, 08/01/50	190	128,117
6.75%, 01/15/53	70	74,447
5.90%, 10/01/54	95	91,048
PacifiCorp, 4.13%, 01/15/49	280	208,698
PECO Energy Co., 3.05%, 03/15/51	70	45,656
PPL Electric Utilities Corp.
4.85%, 02/15/34	145	146,533
5.25%, 05/15/53	130	124,552
Public Service Co. of Colorado
4.05%, 09/15/49	20	15,615
5.75%, 05/15/54	130	130,105
Public Service Co. of Oklahoma, 5.20%, 01/15/35	150	151,622
Public Service Electric and Gas Co.
3.10%, 03/15/32	85	78,752
5.20%, 03/01/34	295	303,869
2.05%, 08/01/50	105	56,692
Puget Sound Energy, Inc., 5.45%, 06/01/53	100	96,103
San Diego Gas & Electric Co., 5.35%, 04/01/53	95	89,741
Sempra
3.70%, 04/01/29	140	137,789
5.50%, 08/01/33(e)	100	104,428
Southern California Edison Co.
5.45%, 06/01/31	240	248,176
3.65%, 02/01/50	100	69,924
5.75%, 04/15/54	20	18,751
Series C, 4.13%, 03/01/48	370	280,825
Southern Co.
3.25%, 07/01/26	350	348,791
5.70%, 03/15/34	185	194,762
System Energy Resources, Inc., 5.30%, 12/15/34	820	828,836
Talen Energy Supply LLC(a)
6.25%, 02/01/34	185	188,684
6.50%, 02/01/36	205	211,988
Tampa Electric Co.(e)
5.15%, 03/01/35	755	765,599
3.45%, 03/15/51	35	24,763
Tucson Electric Power Co.
1.50%, 08/01/30(e)	90	80,021

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Tucson Electric Power Co. (continued)
5.50%, 04/15/53	$30	$ 28,769
Union Electric Co.
4.00%, 04/01/48	230	182,494
5.45%, 03/15/53	10	9,638
Virginia Electric and Power Co.
3.30%, 12/01/49	190	130,848
5.35%, 01/15/54	195	182,813
5.65%, 03/15/55	40	39,164
Series A, 3.80%, 04/01/28	750	747,216
Series D, 5.60%, 09/15/55	65	63,131
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	104	110,154
Wisconsin Electric Power Co., 4.75%, 09/30/32(e)	20	20,364
Wisconsin Power and Light Co., 5.38%, 03/30/34	90	92,783
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	59,034
Xcel Energy, Inc.
4.00%, 06/15/28	900	900,037
5.45%, 08/15/33	100	103,221
3.50%, 12/01/49	50	35,823
		17,952,905
Electronic Equipment, Instruments & Components — 0.6%
Allegion PLC, 3.50%, 10/01/29	90	87,734
Arrow Electronics, Inc., 5.88%, 04/10/34	880	917,986
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	880	847,214
3.57%, 12/01/31	610	568,210
Honeywell International, Inc., 4.50%, 01/15/34	750	743,343
Jabil, Inc., 1.70%, 04/15/26(e)	1,055	1,047,663
Keysight Technologies, Inc., 4.95%, 10/15/34	325	327,343
		4,539,493
Energy Equipment & Services(a) — 0.1%
Tidewater, Inc., 9.13%, 07/15/30	269	288,621
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(e)	91	94,195
Viridien, 10.00%, 10/15/30	150	158,172
Weatherford International Ltd., 6.75%, 10/15/33	170	174,099
		715,087
Entertainment — 0.0%
Warnermedia Holdings, Inc., 5.14%, 03/15/52	102	67,203
Environmental, Maintenance & Security Service — 0.4%
Republic Services, Inc.
4.75%, 07/15/30	115	117,636
5.20%, 11/15/34	570	590,172
Waste Connections, Inc.
2.60%, 02/01/30	305	287,623
5.25%, 09/01/35(e)	1,070	1,107,462
Waste Management, Inc., 4.95%, 07/03/31	915	947,130
		3,050,023
Financial Services — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34	1,300	1,297,456
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(b)	28	28,181
American Express Co., (1-day SOFR + 1.24%), 4.80%, 10/24/36(b)	390	385,101
Banco Santander SA
5.59%, 08/08/28	1,800	1,865,519
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	400	393,214
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	830	819,412
Security	Par (000)	Value
Financial Services (continued)
Bank of America Corp.(b) (continued)
(1-day SOFR + 1.05%), 2.55%, 02/04/28	$225	$ 221,320
(1-day SOFR + 1.31%), 5.51%, 01/24/36	1,370	1,428,359
(1-day SOFR + 1.65%), 5.47%, 01/23/35	325	338,559
(1-day SOFR + 1.70%), 5.74%, 02/12/36	780	812,758
(1-day SOFR + 1.99%), 6.20%, 11/10/28	735	763,747
(1-day SOFR + 2.04%), 4.95%, 07/22/28	775	785,973
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51	91	72,913
Bank of Nova Scotia, 1.05%, 03/02/26	550	547,501
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)(e)	100	103,532
Burford Capital Global Finance LLC(a)
6.88%, 04/15/30	50	48,758
9.25%, 07/01/31	220	226,514
Charles Schwab Corp., (1-day SOFR + 1.23%), 4.91%, 11/14/36(b)	540	536,374
Citigroup, Inc.(b)
(1-day SOFR + 1.14%), 4.64%, 05/07/28	270	272,192
(1-day SOFR + 1.83%), 6.02%, 01/24/36	283	296,412
(1-day SOFR + 2.11%), 2.57%, 06/03/31	2,285	2,117,125
Coinbase Global, Inc.(a)
3.38%, 10/01/28	312	297,225
3.63%, 10/01/31(e)	81	72,217
Credit Acceptance Corp.(a)
9.25%, 12/15/28	192	200,671
6.63%, 03/15/30	105	105,207
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(a)(e)	40	42,107
Goldman Sachs Group, Inc.(b)
(1-day SOFR + 0.80%), 1.43%, 03/09/27	370	368,109
(1-day SOFR + 1.09%), 1.99%, 01/27/32	1,073	953,221
(1-day SOFR + 1.25%), 2.38%, 07/21/32	1,295	1,159,817
(1-day SOFR + 1.28%), 2.62%, 04/22/32	1,377	1,255,566
(1-day SOFR + 1.42%), 5.02%, 10/23/35	1,530	1,538,191
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39	370	341,835
HSBC Holdings PLC(b)
(1-day SOFR + 1.29%), 5.29%, 11/19/30	735	758,358
(1-day SOFR + 1.56%), 5.45%, 03/03/36	570	588,071
(1-day SOFR + 1.90%), 5.87%, 11/18/35	570	595,146
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30	1,740	1,718,851
Intercontinental Exchange, Inc., 3.00%, 09/15/60	180	107,610
JPMorgan Chase & Co.(b)
(1-day SOFR + 0.80%), 4.92%, 01/24/29	1,720	1,751,975
(1-day SOFR + 1.26%), 2.96%, 01/25/33	415	380,837
(1-day SOFR + 1.34%), 4.95%, 10/22/35	805	812,936
(1-day SOFR + 1.99%), 4.85%, 07/25/28	665	673,550
(1-day SOFR + 2.08%), 4.91%, 07/25/33	470	478,793
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	580	515,263
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	1,063	971,637
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.95%), 2.31%, 07/20/32	425	379,013
(1-year CMT + 0.97%), 2.49%, 10/13/32	315	282,153
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	590	624,931
Morgan Stanley
3.88%, 01/27/26	200	199,973
4.30%, 01/27/45	233	201,647
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	415	364,474
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	65	60,970
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	210	188,340
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)	525	548,617
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	140	143,719
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	205	217,845
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	55	57,171
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Morgan Stanley (continued)
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)(e)	$265	$ 278,864
Nasdaq, Inc., 3.85%, 06/30/26	32	31,984
OneMain Finance Corp., 6.75%, 09/15/33	95	96,200
PennyMac Financial Services, Inc.(a)
7.13%, 11/15/30	120	126,147
6.88%, 05/15/32	207	216,707
6.88%, 02/15/33	140	146,153
6.75%, 02/15/34	35	36,180
Rocket Cos., Inc.(a)
6.50%, 08/01/29	130	134,080
6.13%, 08/01/30	105	108,536
6.38%, 08/01/33	42	43,790
UBS Group AG, (1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)	240	222,665
UWM Holdings LLC(a)
6.63%, 02/01/30	287	290,610
6.25%, 03/15/31	125	124,801
		34,173,683
Food Products — 0.2%
Pilgrim’s Pride Corp., 3.50%, 03/01/32	1,100	1,016,175
Post Holdings, Inc.(a)(e)
6.38%, 03/01/33	264	266,640
6.25%, 10/15/34	105	105,583
		1,388,398
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51	383	252,405
CSX Corp.
2.60%, 11/01/26	800	791,558
4.90%, 03/15/55(e)	55	49,287
Danaos Corp., 6.88%, 10/15/32(a)(e)	275	284,120
		1,377,370
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46	265	249,511
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	140	146,125
Insulet Corp., 6.50%, 04/01/33(a)	207	215,774
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	50	50,414
5.35%, 12/01/28	160	165,416
		827,240
Health Care Providers & Services — 1.2%
Allina Health System, Series 2021, 2.90%, 11/15/51(e)	230	144,615
Banner Health, Series 2020, 3.18%, 01/01/50(e)	119	81,079
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	58,249
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(e)	169	110,603
CommonSpirit Health, 3.91%, 10/01/50	339	253,188
DaVita, Inc.(a)
6.88%, 09/01/32	123	128,039
6.75%, 07/15/33	90	93,320
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(e)	156	159,448
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	130	117,415
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	37,387
HCA, Inc.
5.45%, 04/01/31	535	558,379
3.63%, 03/15/32	720	680,062
5.60%, 04/01/34	425	443,241
Security	Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.13%, 06/15/39	$485	$ 468,369
3.50%, 07/15/51	175	118,616
4.63%, 03/15/52	745	608,412
6.00%, 04/01/54	180	178,947
5.95%, 09/15/54	170	167,942
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	73	55,291
Inova Health System Foundation, 4.07%, 05/15/52	18	14,259
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	42,331
Series 2021, 3.00%, 06/01/51	161	105,301
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	30,184
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	53,625
MPH Acquisition Holdings LLC, (6.50% Cash and 5.00% PIK), 11.50%, 12/31/30(a)(f)	173	182,947
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	136	80,359
Quest Diagnostics, Inc.
4.60%, 12/15/27	1,125	1,138,435
4.63%, 12/15/29	1,380	1,403,397
Sutter Health, Series 20A, 3.36%, 08/15/50	54	37,756
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(e)	42	39,443
UnitedHealth Group, Inc., 6.05%, 02/15/63	195	199,163
Universal Health Services, Inc., 5.05%, 10/15/34	645	632,923
WakeMed, Series A, 3.29%, 10/01/52(e)	81	55,643
		8,478,368
Health Care REITs — 0.5%
Diversified Healthcare Trust
4.75%, 02/15/28(e)	150	144,791
7.25%, 10/15/30(a)	25	25,562
4.38%, 03/01/31	179	157,525
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	161	155,426
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	1,000	1,017,683
Ventas Realty LP
5.10%, 07/15/32	280	287,812
5.00%, 01/15/35	670	670,821
Welltower OP LLC, 4.50%, 07/01/30	1,140	1,152,707
		3,612,327
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP, 5.70%, 07/01/34	806	832,686
Hotels, Restaurants & Leisure — 1.0%
Acushnet Co., 5.63%, 12/01/33(a)	65	65,730
Darden Restaurants, Inc.
4.35%, 10/15/27	355	356,654
4.55%, 10/15/29	355	358,267
6.30%, 10/10/33	240	260,480
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	149	152,809
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/32(a)	114	118,048
Hyatt Hotels Corp., 5.38%, 12/15/31	1,625	1,673,753
Las Vegas Sands Corp., 6.20%, 08/15/34	85	89,336
Light & Wonder International, Inc.(a)
7.25%, 11/15/29	63	64,705
7.50%, 09/01/31	198	206,579
6.25%, 10/01/33	65	65,806
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	40	41,727

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc.
5.00%, 10/15/27	$170	$ 172,874
5.55%, 10/15/28	310	321,920
5.35%, 03/15/35	800	821,900
Series AA, 4.65%, 12/01/28	46	46,803
Series FF, 4.63%, 06/15/30	41	41,612
Series HH, 2.85%, 04/15/31	670	621,146
McDonald’s Corp.
3.63%, 09/01/49	180	132,460
5.15%, 09/09/52(e)	350	324,878
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(a)	72	71,138
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36	250	251,047
Viking Cruises Ltd., 5.88%, 10/15/33(a)	81	82,252
Warnermedia Holdings, Inc.
4.05%, 03/15/29(e)	75	72,585
4.28%, 03/15/32	85	74,615
5.05%, 03/15/42	210	147,787
Wynn Macau Ltd., 6.75%, 02/15/34(a)	200	202,812
		6,839,723
Household Durables — 0.2%
Century Communities, Inc., 6.63%, 09/15/33(a)	5	5,056
Lennar Corp., 4.75%, 11/29/27	90	90,722
NVR, Inc., 3.00%, 05/15/30	1,375	1,301,424
Sekisui House U.S., Inc., 3.97%, 08/06/61(e)	30	20,150
Somnigroup International, Inc., 4.00%, 04/15/29(a)	98	95,480
Whirlpool Corp.
6.13%, 06/15/30	70	69,915
4.50%, 06/01/46(e)	48	36,042
4.60%, 05/15/50(e)	48	35,287
		1,654,076
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50	160	105,771
Independent Power and Renewable Electricity Producers(a) — 0.0%
NRG Energy, Inc.
6.25%, 11/01/34	36	36,973
6.00%, 01/15/36	58	58,768
		95,741
Industrial Conglomerates — 0.0%
Eaton Corp., 4.70%, 08/23/52	90	80,124
Enpro, Inc., 6.13%, 06/01/33(a)	152	156,848
		236,972
Insurance — 1.5%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(a)	50	51,505
Aflac, Inc., 4.75%, 01/15/49	45	39,658
Allstate Corp., 5.05%, 06/24/29	470	485,469
American International Group, Inc., 4.85%, 05/07/30(e)	470	481,685
Arthur J Gallagher & Co.
3.50%, 05/20/51	440	306,774
6.75%, 02/15/54	235	259,655
Assurant, Inc., 5.55%, 02/15/36	305	309,895
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	335	351,916
Athene Holding Ltd.
3.95%, 05/25/51	30	20,961
3.45%, 05/15/52(e)	55	34,741
Security	Par (000)	Value
Insurance (continued)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	$224	$ 232,086
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	125	104,317
2.85%, 10/15/50	95	61,107
3.85%, 03/15/52	175	134,663
Brighthouse Financial, Inc., 3.85%, 12/22/51	120	72,221
Brown & Brown, Inc.
4.20%, 03/17/32	120	116,116
5.65%, 06/11/34	230	237,313
4.95%, 03/17/52	340	296,524
CNA Financial Corp., 5.20%, 08/15/35	400	401,909
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50	800	556,753
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	360	339,818
6.35%, 03/22/54	330	341,796
6.10%, 03/15/55	254	254,632
Fidelity National Financial, Inc., 3.40%, 06/15/30	1,000	954,233
Markel Group, Inc., 6.00%, 05/16/54	485	488,059
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	111	106,861
4.20%, 03/01/48	515	423,630
MGIC Investment Corp., 5.25%, 08/15/28	63	63,001
Principal Financial Group, Inc.
5.38%, 03/15/33	233	243,352
5.50%, 03/15/53	90	87,619
Progressive Corp.
4.13%, 04/15/47	135	111,569
3.70%, 03/15/52	35	26,224
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	1,000	1,045,596
Travelers Cos., Inc., 5.45%, 05/25/53	140	137,958
Unum Group, 4.13%, 06/15/51	410	311,149
Willis North America, Inc., 5.90%, 03/05/54	940	938,322
		10,429,087
Interactive Media & Services — 0.5%
Alphabet, Inc.
4.50%, 05/15/35	1,975	1,964,480
2.25%, 08/15/60	335	171,620
Cogent Communications Group LLC/Cogent Finance, Inc.(a)
7.00%, 06/15/27	120	119,956
7.00%, 06/15/27(e)	111	111,074
Meta Platforms, Inc.
4.60%, 11/15/32	185	186,487
5.60%, 05/15/53	170	162,717
5.63%, 11/15/55	325	311,925
Netflix, Inc., 5.40%, 08/15/54	100	96,906
Snap, Inc., 6.88%, 03/01/33(a)(e)	239	247,663
		3,372,828
Internet Software & Services — 0.6%
Getty Images, Inc.(a)(e)
11.25%, 02/21/30	102	95,643
10.50%, 11/15/30	215	216,777
GrubHub Holdings, Inc., (6.00% Cash and 7.00% PIK), 13.00%, 07/31/30(a)(e)(f)	178	144,893
Match Group Holdings II LLC(a)
5.63%, 02/15/29	72	72,220
6.13%, 09/15/33	142	143,701
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services (continued)
Rakuten Group, Inc.(a)
11.25%, 02/15/27	$225	$ 240,570
9.75%, 04/15/29	200	223,692
Uber Technologies, Inc., 5.35%, 09/15/54	115	109,672
VeriSign, Inc.
2.70%, 06/15/31	2,332	2,123,011
5.25%, 06/01/32	225	231,267
Wayfair LLC(a)
7.25%, 10/31/29	218	227,520
7.75%, 09/15/30(e)	335	356,929
		4,185,895
IT Services — 0.2%
Accenture Capital, Inc., 4.50%, 10/04/34	95	93,648
CACI International, Inc., 6.38%, 06/15/33(a)	128	132,439
Fair Isaac Corp., 6.00%, 05/15/33(a)	102	104,769
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	300	289,652
5.30%, 02/05/54	200	186,400
International Business Machines Corp., 4.25%, 05/15/49	746	602,404
Kyndryl Holdings, Inc., 4.10%, 10/15/41	30	23,762
Oracle Corp., 5.95%, 09/26/55	125	110,752
		1,543,826
Leisure Products(a) — 0.1%
Amer Sports Co., 6.75%, 02/16/31(e)	269	281,355
Life Time, Inc., 6.00%, 11/15/31	154	157,775
Patrick Industries, Inc., 6.38%, 11/01/32	200	205,190
		644,320
Machinery — 0.4%
IDEX Corp., 2.63%, 06/15/31	2,189	1,999,204
Manitowoc Co., Inc., 9.25%, 10/01/31(a)(e)	117	125,670
Otis Worldwide Corp.
3.11%, 02/15/40	70	54,979
3.36%, 02/15/50	70	49,727
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	310	325,521
		2,555,101
Media — 1.0%
AMC Networks, Inc.
10.25%, 01/15/29(a)(e)	275	288,368
4.25%, 02/15/29	173	153,741
10.50%, 07/15/32(a)(e)	206	227,577
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	395	387,456
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(a)	140	138,421
6.38%, 09/01/29(a)	31	31,426
7.38%, 03/01/31(a)(e)	355	362,273
4.50%, 05/01/32(e)	132	118,475
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 06/30/62	385	231,665
Cipher Compute LLC, 7.13%, 11/15/30(a)(e)	60	61,109
Comcast Corp., 2.35%, 01/15/27	200	196,918
CSC Holdings LLC(a)
5.50%, 04/15/27	150	128,613
11.25%, 05/15/28	351	279,278
Directv Financing LLC, 8.88%, 02/01/30(a)	39	39,460
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)
5.88%, 08/15/27	57	57,335
Security	Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a) (continued)
10.00%, 02/15/31	$183	$ 187,035
Discovery Communications LLC, 5.00%, 09/20/37	100	80,012
DISH DBS Corp.(e)
7.38%, 07/01/28	156	150,841
5.75%, 12/01/28(a)	151	148,245
FactSet Research Systems, Inc.
2.90%, 03/01/27	1,575	1,551,217
3.45%, 03/01/32	483	448,807
Flash Compute LLC, 7.25%, 12/31/30(a)	85	84,215
Fox Corp., 5.48%, 01/25/39	500	501,454
Gray Media, Inc., 9.63%, 07/15/32(a)(e)	20	20,755
iHeartCommunications, Inc.(a)
9.13%, 05/01/29(e)	322	310,121
10.88%, 05/01/30	271	234,179
Nexstar Media, Inc., 4.75%, 11/01/28(a)(e)	146	144,941
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30(e)	102	92,420
4.38%, 12/31/32	140	110,229
8.13%, 02/15/33	90	93,999
Sirius XM Radio LLC, 4.13%, 07/01/30(a)(e)	80	76,085
Time Warner Cable LLC, 4.50%, 09/15/42	250	192,256
Versant Media Group, Inc., 7.25%, 01/30/31(a)(e)	25	25,792
WULF Compute LLC, 7.75%, 10/15/30(a)	220	226,655
		7,381,373
Metals & Mining — 1.1%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	1,575	1,599,546
4.90%, 02/28/33	565	576,520
Century Aluminum Co., 6.88%, 08/01/32(a)	141	145,273
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	100	106,165
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(a)(e)	205	214,229
Commercial Metals Co.(a)
5.75%, 11/15/33	65	66,465
6.00%, 12/15/35	120	123,019
Eldorado Gold Corp., 6.25%, 09/01/29(a)	138	138,679
First Quantum Minerals Ltd.(a)
9.38%, 03/01/29	140	147,420
8.00%, 03/01/33(e)	200	213,106
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32(a)(e)	168	175,305
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	200	206,000
Kaiser Aluminum Corp., 5.88%, 03/01/34(a)(e)	95	95,298
Mineral Resources Ltd., 7.00%, 04/01/31(a)(e)	218	227,331
New Gold, Inc., 6.88%, 04/01/32(a)	129	136,900
Novelis Corp., 6.88%, 01/30/30(a)(e)	95	98,643
Perenti Finance Pty. Ltd., 7.50%, 04/26/29(a)	130	135,200
Reliance, Inc., 2.15%, 08/15/30	1,575	1,425,531
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	10	6,199
Rio Tinto Finance USA PLC, 5.25%, 03/14/35	785	808,891
Southern Copper Corp., 7.50%, 07/27/35	900	1,060,029
Taseko Mines Ltd., 8.25%, 05/01/30(a)(e)	169	179,518
Vallourec SACA, 7.50%, 04/15/32(a)	100	106,178
		7,991,445
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.1%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	110	106,388
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	169	180,309

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30	$35	$ 35,274
Starwood Property Trust, Inc.
3.63%, 07/15/26	152	151,256
7.25%, 04/01/29	87	91,881
6.50%, 10/15/30	85	88,620
		653,728
Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	283	293,401
Atmos Energy Corp.
1.50%, 01/15/31(e)	30	26,313
5.75%, 10/15/52(e)	105	106,091
5.45%, 01/15/56	40	38,697
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	85	87,107
National Fuel Gas Co., 5.95%, 03/15/35	450	470,369
NiSource, Inc.
3.60%, 05/01/30	60	58,293
5.35%, 04/01/34	80	82,470
3.95%, 03/30/48	130	101,389
5.00%, 06/15/52	20	17,693
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	80	78,200
Southern California Gas Co., 5.75%, 06/01/53	100	99,353
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	140	148,350
4.95%, 09/15/34	10	10,028
Southwest Gas Corp.
3.70%, 04/01/28	80	79,275
2.20%, 06/15/30	85	77,241
Washington Gas Light Co., 3.65%, 09/15/49	30	21,795
		1,796,065
Oil, Gas & Consumable Fuels — 3.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	96	100,577
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 07/01/34(a)	75	75,567
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 10/15/33(a)	55	55,332
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	220	222,919
California Resources Corp.(a)
8.25%, 06/15/29	259	270,909
7.00%, 01/15/34	90	88,654
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)(e)	181	182,922
Canadian Natural Resources Ltd., 4.95%, 06/01/47	100	88,010
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	160	161,547
Cheniere Energy, Inc., 5.65%, 04/15/34	600	622,428
Chevron Corp., 3.08%, 05/11/50	60	40,683
Chevron USA, Inc., 4.98%, 04/15/35	2,160	2,212,801
Chord Energy Corp.(a)
6.00%, 10/01/30	80	80,981
6.75%, 03/15/33(e)	125	129,265
CNX Resources Corp.(a)
7.38%, 01/15/31(e)	112	115,978
7.25%, 03/01/32	136	141,970
ConocoPhillips Co., 3.80%, 03/15/52	85	62,353
Continental Resources, Inc., 4.38%, 01/15/28	100	99,804
Coterra Energy, Inc.
4.38%, 03/15/29	660	661,748
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc. (continued)
5.60%, 03/15/34	$260	$ 267,890
5.40%, 02/15/35	205	208,074
CVR Energy, Inc., 8.50%, 01/15/29(a)	142	145,954
DCP Midstream Operating LP, 3.25%, 02/15/32	17	15,629
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29	370	387,821
7.38%, 06/30/33	60	61,227
Devon Energy Corp.(e)
5.20%, 09/15/34	200	199,118
5.75%, 09/15/54	300	275,669
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	88	93,222
Diamondback Energy, Inc.
6.25%, 03/15/33	125	134,682
5.90%, 04/18/64	170	160,475
Energy Transfer LP
5.20%, 04/01/30(e)	190	195,705
5.60%, 09/01/34	550	566,014
5.40%, 10/01/47	610	548,172
EOG Resources, Inc., 5.65%, 12/01/54(e)	125	122,257
Equinor ASA, 3.25%, 11/18/49	500	348,519
Expand Energy Corp., 5.70%, 01/15/35	297	307,357
Exxon Mobil Corp., 3.45%, 04/15/51	5	3,586
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	128	133,617
8.88%, 04/15/30	19	19,994
7.88%, 05/15/32	134	139,683
8.00%, 05/15/33	75	77,858
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)(e)	164	172,737
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(e)	211	217,896
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	350	361,565
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	300	336,976
Kinder Morgan, Inc., 5.95%, 08/01/54	470	466,937
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	194	199,388
MPLX LP
4.80%, 02/15/31	875	884,188
5.20%, 03/01/47	47	41,999
4.70%, 04/15/48	355	295,049
5.50%, 02/15/49	535	491,292
4.90%, 04/15/58	340	278,308
Nabors Industries, Inc.(a)
9.13%, 01/31/30	209	218,522
8.88%, 08/15/31	153	148,424
7.63%, 11/15/32	78	76,664
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)
8.13%, 02/15/29	142	147,391
8.38%, 02/15/32	158	163,619
Noble Finance II LLC, 8.00%, 04/15/30(a)	261	271,157
ONEOK Partners LP, 6.13%, 02/01/41	75	76,890
ONEOK, Inc.
6.35%, 01/15/31	1,140	1,223,521
6.10%, 11/15/32	590	631,352
7.15%, 01/15/51	80	87,839
Phillips 66 Co., 5.65%, 06/15/54	120	112,639
Plains All American Pipeline LP, 5.95%, 06/15/35	775	807,111
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	150	145,722
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp. (continued)
5.70%, 09/15/34	$70	$ 72,186
4.90%, 02/15/45	170	148,690
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	36	37,438
Shell Finance U.S., Inc.(a)
6.38%, 12/15/38	67	74,629
3.00%, 11/26/51	178	114,170
Talos Production, Inc.(a)
9.00%, 02/01/29	202	209,805
9.38%, 02/01/31(e)	202	210,687
Targa Resources Corp.
5.50%, 02/15/35	1,345	1,377,753
5.55%, 08/15/35(e)	975	997,923
TotalEnergies Capital SA, 5.49%, 04/05/54(e)	440	425,444
Valaris Ltd., 8.38%, 04/30/30(a)(e)	262	272,602
Venture Global LNG, Inc.(a)(e)
8.13%, 06/01/28	41	41,529
8.38%, 06/01/31	80	79,554
9.88%, 02/01/32	83	85,745
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/36(a)	54	55,312
Vermilion Energy, Inc., 7.25%, 02/15/33(a)(e)	225	211,995
Western Midstream Operating LP
6.35%, 01/15/29	65	68,402
5.50%, 12/15/35	485	482,421
		22,650,442
Passenger Airlines(a) — 0.1%
American Airlines, Inc., 8.50%, 05/15/29	132	138,058
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(e)	221	222,649
		360,707
Personal Care Products — 0.0%
Colgate-Palmolive Co.
3.25%, 08/15/32	90	84,798
3.70%, 08/01/47	30	23,662
		108,460
Pharmaceuticals — 1.2%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	450	468,008
AbbVie, Inc.
4.05%, 11/21/39	50	44,633
4.40%, 11/06/42	135	120,083
4.70%, 05/14/45	145	131,128
5.40%, 03/15/54	260	252,765
5.50%, 03/15/64	165	160,189
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	189	199,643
AstraZeneca PLC, 4.38%, 11/16/45	200	176,161
Bausch Health Cos., Inc., 11.00%, 09/30/28(a)	135	139,838
Cardinal Health, Inc.
5.45%, 02/15/34	158	164,157
5.35%, 11/15/34	750	773,124
Cencora, Inc.
3.45%, 12/15/27	1,427	1,414,354
4.85%, 12/15/29	420	429,319
2.70%, 03/15/31	117	107,794
5.15%, 02/15/35(e)	155	158,419
CVS Health Corp.
5.00%, 09/15/32	400	408,268
5.45%, 09/15/35	700	716,527
Eli Lilly & Co.
4.90%, 02/12/32	530	547,847
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co. (continued)
4.88%, 02/27/53	$115	$ 105,068
5.55%, 10/15/55	60	60,396
4.95%, 02/27/63	160	144,280
5.65%, 10/15/65	105	105,799
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 04/15/29(a)	163	175,998
Johnson & Johnson
3.63%, 03/03/37	195	177,208
3.70%, 03/01/46	279	226,087
Merck & Co., Inc.
4.00%, 03/07/49	330	264,077
5.00%, 05/17/53	710	652,101
Novartis Capital Corp., 2.75%, 08/14/50	271	173,421
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 05/15/34(a)	100	89,948
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63	80	74,224
Pfizer, Inc., 7.20%, 03/15/39	80	95,369
Zoetis, Inc., 3.00%, 05/15/50	100	66,240
		8,822,473
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)
5.75%, 01/15/29	108	104,889
5.25%, 04/15/30	92	85,702
CBRE Services, Inc., 5.95%, 08/15/34	500	534,215
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	145	151,493
		876,299
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	630	641,383
Retail REITs — 0.2%
Simon Property Group LP
4.75%, 03/15/42	700	645,158
4.25%, 11/30/46	700	583,859
3.25%, 09/13/49	330	227,311
		1,456,328
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/33(a)	160	163,301
ams-OSRAM AG, 12.25%, 03/30/29(a)	195	207,124
Analog Devices, Inc.
1.70%, 10/01/28	385	363,403
2.80%, 10/01/41	240	177,016
2.95%, 10/01/51	30	19,463
Broadcom, Inc., 4.00%, 04/15/29(a)	80	79,663
Kioxia Holdings Corp., 6.63%, 07/24/33	166	172,619
Marvell Technology, Inc., 5.95%, 09/15/33	90	96,226
Texas Instruments, Inc., 2.70%, 09/15/51(e)	570	348,605
		1,627,420
Software — 1.4%
AppLovin Corp.
5.13%, 12/01/29	350	359,004
5.38%, 12/01/31	815	845,130
Cloud Software Group, Inc.(a)
9.00%, 09/30/29	116	120,815
8.25%, 06/30/32	100	104,504
CoreWeave, Inc.(a)(e)
9.25%, 06/01/30	507	471,395
9.00%, 02/01/31	216	197,968
Electronic Arts, Inc., 2.95%, 02/15/51(e)	150	138,361

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Intuit, Inc.
1.65%, 07/15/30	$71	$ 63,778
5.20%, 09/15/33	460	480,910
5.50%, 09/15/53	150	147,739
Microsoft Corp.
2.53%, 06/01/50	325	198,428
2.50%, 09/15/50	125	75,715
MSCI, Inc., 5.15%, 03/15/36	740	734,585
Oracle Corp.
2.95%, 04/01/30	385	355,420
4.65%, 05/06/30	235	232,941
2.88%, 03/25/31	615	552,634
5.50%, 08/03/35	1,610	1,577,611
3.65%, 03/25/41	845	616,444
4.50%, 07/08/44	90	68,893
3.60%, 04/01/50	70	43,604
3.95%, 03/25/51	111	73,034
5.55%, 02/06/53	427	354,359
5.38%, 09/27/54	720	582,317
3.85%, 04/01/60	683	417,346
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(e)	287	249,872
Roper Technologies, Inc., 4.50%, 10/15/29	665	671,277
Sabre GLBL, Inc., 10.75%, 03/15/30(a)	1	1,053
ServiceNow, Inc., 1.40%, 09/01/30	72	63,434
		9,798,571
Specialty Retail — 0.3%
Advance Auto Parts, Inc.(a)
7.00%, 08/01/30	212	213,123
7.38%, 08/01/33(e)	285	286,131
AutoZone, Inc.
5.05%, 07/15/26	920	925,203
4.50%, 02/01/28	180	181,642
5.40%, 07/15/34(e)	65	67,289
Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(a)	80	78,453
FirstCash, Inc., 6.88%, 03/01/32(a)	229	238,206
Kohl’s Corp., 10.00%, 06/01/30(a)	160	176,202
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(a)(e)	85	90,096
Nordstrom, Inc., 4.38%, 04/01/30(e)	85	81,251
QVC, Inc., 6.88%, 04/15/29(a)	252	108,990
		2,446,586
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	25	26,604
NCR Atleos Corp., 9.50%, 04/01/29(a)	178	193,197
NetApp, Inc., 5.70%, 03/17/35(e)	713	746,186
Seagate Data Storage Technology Pte. Ltd., 5.88%, 07/15/30(a)	70	72,161
		1,038,148
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp., 5.00%, 06/15/32(e)	1,200	1,233,039
Tobacco — 1.2%
Altria Group, Inc.
2.45%, 02/04/32	1,550	1,370,637
5.63%, 02/06/35	135	140,358
5.80%, 02/14/39	727	749,277
5.95%, 02/14/49	600	599,874
4.45%, 05/06/50	215	172,333
3.70%, 02/04/51	430	303,860
4.00%, 02/04/61(e)	965	699,437
BAT Capital Corp.
5.83%, 02/20/31	190	201,576
Security	Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
7.75%, 10/19/32	$25	$ 29,201
6.00%, 02/20/34	1,200	1,284,853
4.39%, 08/15/37	420	386,887
7.08%, 08/02/43	145	162,867
7.08%, 08/02/53	170	192,740
Philip Morris International, Inc.
5.75%, 11/17/32	710	758,801
5.38%, 02/15/33	290	303,249
5.63%, 09/07/33	650	689,448
4.25%, 11/10/44	510	433,784
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	98	104,303
		8,583,485
Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 5.30%, 04/01/50(e)	280	267,911
Water Utilities — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	270	255,941
5.45%, 03/01/54	65	63,020
Essential Utilities, Inc.
2.70%, 04/15/30	180	169,014
5.38%, 01/15/34	75	77,413
		565,388
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA(a)
6.25%, 03/25/29	67	67,736
7.38%, 04/02/32	253	263,042
T-Mobile USA, Inc.
5.15%, 04/15/34	75	76,667
5.30%, 05/15/35	1,120	1,148,352
5.50%, 01/15/55	165	156,273
5.25%, 06/15/55	550	501,032
3.60%, 11/15/60	420	279,032
5.80%, 09/15/62	685	674,221
Verizon Communications, Inc., 5.88%, 11/30/55	55	54,340
Zegona Finance PLC, 8.63%, 07/15/29(a)(e)	294	311,840
		3,532,535
Total Corporate Bonds — 37.6% (Cost: $275,493,823)		272,052,113
Foreign Agency Obligations
Canada — 0.1%
Province of Quebec Canada, 4.50%, 09/08/33	600	607,374
Chile — 0.1%
Chile Government International Bonds, 3.10%, 01/22/61	650	403,975
Indonesia — 0.1%
Indonesia Government International Bonds
4.75%, 07/18/47(a)	300	280,687
3.35%, 03/12/71	200	129,500
		410,187
Mexico — 0.2%
Mexico Government International Bonds
6.05%, 01/11/40	100	99,540
4.50%, 01/31/50	340	257,210
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Mexico Government International Bonds (continued)
7.38%, 05/13/55	$630	$ 677,880
3.77%, 05/24/61	535	329,025
		1,363,655
Panama — 0.0%
Panama Government International Bonds, 3.87%, 07/23/60	220	145,310
Peru — 0.0%
Peru Government International Bonds
3.55%, 03/10/51	455	319,637
6.20%, 06/30/55	60	61,770
		381,407
Philippines — 0.1%
Philippines Government International Bonds
2.65%, 12/10/45	200	132,575
3.20%, 07/06/46	200	143,500
5.90%, 02/04/50	240	253,080
		529,155
Poland — 0.0%
Republic of Poland Government International Bonds, Series 30Y, 5.50%, 03/18/54	250	238,479
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	220	230,743
Total Foreign Agency Obligations — 0.6% (Cost: $4,921,876)		4,310,285
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	100	105,492
Series S-1, 6.92%, 04/01/40	25	28,355
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(e)	140	92,894
California State University, Refunding RB, Series B, 2.98%, 11/01/51	145	96,825
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	80,128
Series N, 3.71%, 05/15/2120	85	53,593
State of California, GO, BAB, 7.60%, 11/01/40	150	183,603
State of California, Refunding GO, 3.50%, 04/01/28(e)	200	199,527
University of California, RB, Series AD, 4.86%, 05/15/2112	115	95,432
		935,849
Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	109,493
Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49	65	56,964
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	115,112
State of Illinois, GO, 5.10%, 06/01/33	223	228,034
		400,110
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-4, 4.48%, 08/01/39	65	62,758
Security	Par (000)	Value
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	$115	$ 89,961
Series D, 3.20%, 07/01/50(e)	80	54,160
		144,121
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(e)	100	68,748
Michigan — 0.1%
University of Michigan, RB
Series A, 3.50%, 04/01/52	38	28,197
Series B, Sustainability Bonds, 3.50%, 04/01/52	67	49,716
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	238	199,393
		277,306
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	150	175,260
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53	130	133,788
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	254,090
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	50	44,771
Series 210, 4.03%, 09/01/48	200	166,596
Port Authority of New York & New Jersey, RB, Series 191, 4.82%, 06/01/45	200	183,740
		782,985
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-2, 4.62%, 06/01/44(e)	110	106,060
Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	54,015
Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	105	65,355
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	68,549
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	100	72,407
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	100	69,266
		275,577
Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	37,055
Total Municipal Bonds — 0.5% (Cost: $4,364,293)		3,429,337
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.9%
Citigroup Mortgage Loan Trust, Series 2013-AA, Class A, 3.00%, 05/25/42(a)(b)	3	3,199
Connecticut Avenue Securities Trust(a)(b)
Series 2019-R04, Class 2B1, (30-day Avg SOFR + 5.36%), 9.24%, 06/25/39	1,227	1,248,858

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b) (continued)
Series 2020-R02, Class 2B1, (30-day Avg SOFR + 3.11%), 6.99%, 01/25/40	$1,000	$ 1,016,768
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 7.64%, 02/25/40	3,500	3,607,064
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 6.97%, 10/25/41	3,250	3,302,271
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.17%, 11/25/41	1,900	1,936,721
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 6.62%, 12/25/41	4,625	4,693,611
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.02%, 12/25/41	4,042	4,118,026
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.37%, 01/25/42	1,300	1,343,415
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 6.87%, 01/25/42	3,540	3,603,816
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.12%, 03/25/42	2,860	3,032,701
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.12%, 03/25/42	3,400	3,564,942
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 6.97%, 03/25/42	3,500	3,584,771
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.37%, 04/25/42	1,500	1,562,197
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 6.87%, 04/25/42	1,323	1,352,216
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.37%, 02/25/44	2,250	2,290,796
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 5.57%, 07/25/44	1,690	1,695,814
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	5	2,511
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.24%, 07/25/30(b)	1,369	1,380,295
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 7.87%, 11/25/50	2,000	2,197,042
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 6.52%, 01/25/51	3,500	3,664,386
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.27%, 08/25/33	3,100	3,418,108
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.37%, 10/25/33	2,500	2,798,072
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 6.92%, 01/25/34	3,000	3,186,517
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.37%, 01/25/34	1,000	1,195,000
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.27%, 10/25/41	3,520	3,581,913
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.52%, 11/25/41	2,243	2,294,400
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 6.87%, 08/25/33	3,750	4,074,313
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.02%, 12/25/33	1,000	1,103,385
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.22%, 12/25/41	1,000	1,008,541
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.27%, 01/25/42	3,250	3,325,232
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 7.62%, 02/25/42	$1,587	$ 1,634,237
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.22%, 04/25/42	2,500	2,603,941
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.12%, 05/25/42	3,000	3,167,534
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 10.87%, 03/25/52	1,500	1,645,731
Series 2022-HQA1, Class B1, (30-day Avg SOFR + 7.00%), 10.87%, 03/25/42	1,620	1,727,245
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.12%, 03/25/42	4,150	4,353,095
Series 2022-HQA3, Class M1B, (30-day Avg SOFR + 3.55%), 7.42%, 08/25/42	2,500	2,599,987
		92,918,671
Commercial Mortgage-Backed Securities(b) — 0.1%
BBCMS Mortgage Trust, Series 2023-C22, Class A5, 6.80%, 11/15/56	600	669,485
GS Mortgage Securities Trust, Series 2015-GC30, Class B, 3.96%, 05/10/50	198	189,246
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45	210	10,823
		869,554
Total Non-Agency Mortgage-Backed Securities — 13.0% (Cost: $94,640,585)		93,788,225
Preferred Securities
Capital Trusts — 0.1%(b)
Electric Utilities — 0.0%
Electricite de France SA, 9.13%(a)(h)	94	109,317
Health Care Equipment & Supplies — 0.1%
CVS Health Corp.
6.75%, 12/10/54	126	131,591
7.00%, 03/10/55	128	134,278
		265,869
		375,186
Total Preferred Securities — 0.1% (Cost: $376,760)		375,186
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Uniform Mortgage-Backed Securities, 6.00%, 08/01/55	698	717,680
Collateralized Mortgage Obligations — 0.1%
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (30-day Avg SOFR + 3.00%), 6.87%, 12/25/50(a)(b)	680	726,028
Commercial Mortgage-Backed Securities — 0.9%
Fannie Mae-Aces(b)
Series 2018-M1, Class A2, 2.98%, 12/25/27	949	935,960
Series 2018-M7, Class A2, 3.03%, 03/25/28	1,393	1,373,095
Series 2018-M8, Class A2, 3.31%, 06/25/28	2,955	2,921,902
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	1,190	1,181,167
		6,412,124
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities — 26.8%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	$47	$ 42,491
4.00%, 02/01/47 - 02/01/57	921	877,140
3.50%, 11/01/51	2,742	2,529,201
(11th District Cost of Funds + 1.25%), 4.18%, 09/01/34(b)	34	33,040
(12-mo. RFUCCT US + 1.43%), 6.43%, 04/01/35(b)	16	16,386
(12-mo. RFUCCT US + 1.53%), 6.36%, 05/01/43(b)	9	9,686
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(b)	19	19,523
(12-mo. RFUCCT US + 1.71%), 6.71%, 04/01/40(b)	1	984
(12-mo. RFUCCT US + 1.75%), 6.47%, 08/01/41(b)	9	9,198
(12-mo. RFUCCT US + 1.78%), 6.39%, 01/01/42(b)	4	4,084
(12-mo. RFUCCT US + 1.81%), 6.71%, 02/01/42(b)	1	550
(12-mo. RFUCCT US + 1.82%), 6.57%, 09/01/41(b)	10	10,263
(6-mo. RFUCCT US + 1.04%), 5.29%, 05/01/33(b)	2	1,876
(6-mo. RFUCCT US + 1.36%), 5.93%, 10/01/32(b)	6	5,644
Freddie Mac Mortgage-Backed Securities
2.50%, 02/01/27	58	57,221
3.00%, 05/01/27 - 10/01/47	3,726	3,424,251
6.00%, 11/01/28 - 04/01/38	127	134,430
6.50%, 06/01/29 - 08/01/36	144	153,239
7.50%, 12/01/30	— (i)	243
4.50%, 04/01/31 - 01/01/49	724	725,394
3.50%, 03/01/32 - 04/01/49	4,591	4,355,127
5.50%, 05/01/33 - 08/01/38	328	338,476
5.00%, 08/01/33 - 03/01/48	214	219,258
4.00%, 07/01/41 - 01/01/49	1,993	1,933,584
(11th District Cost of Funds + 1.25%), 4.17%, 11/01/27(b)	6	6,294
(12-mo. RFUCCT US + 1.60%), 6.35%, 08/01/43(b)	3	2,636
(12-mo. RFUCCT US + 1.65%), 6.40%, 05/01/43(b)	11	10,975
(12-mo. RFUCCT US + 1.67%), 6.37%, 08/01/41(b)	10	10,701
(12-mo. RFUCCT US + 1.75%), 6.75%, 04/01/38(b)	26	26,926
(12-mo. RFUCCT US + 1.75%), 6.71%, 02/01/40(b)	14	14,543
(12-mo. RFUCCT US + 1.79%), 6.41%, 09/01/32(b)	— (i)	147
(12-mo. RFUCCT US + 1.89%), 6.60%, 07/01/41(b)	3	3,333
(12-mo. RFUCCT US + 1.90%), 6.78%, 01/01/42(b)	— (i)	31
(1-year CMT + 2.34%), 6.59%, 04/01/32(b)	2	2,469
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 09/20/55	1,376	1,424,969
7.50%, 08/20/30	1	1,030
6.00%, 01/15/32 - 08/20/55(j)	2,994	3,059,812
5.00%, 11/20/33 - 01/15/55(j)	4,208	4,216,513
5.50%, 05/20/36 - 07/20/55(j)	5,178	5,241,407
4.50%, 03/15/39 - 01/22/56(j)	3,199	3,143,566
4.00%, 09/15/40 - 09/15/49	3,617	3,482,214
3.50%, 01/15/41 - 02/20/52	4,826	4,474,250
3.00%, 01/20/43 - 09/20/52	5,056	4,583,161
2.50%, 12/20/46 - 01/15/55(j)	6,610	5,672,813
2.00%, 12/20/51 - 01/15/55(j)	6,735	5,578,582
Uniform Mortgage-Backed Securities
3.00%, 08/01/27 - 01/14/56(j)	10,302	9,407,392
2.50%, 09/01/28 - 01/15/55(j)	25,167	21,856,806
4.50%, 04/01/29 - 01/15/55(j)	4,900	4,845,822
7.50%, 09/01/29	— (i)	381
4.00%, 12/01/30 - 01/14/56(j)	4,530	4,410,449
6.50%, 12/01/30 - 09/01/55(j)	5,352	5,605,578
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
3.50%, 11/01/31 - 06/01/49	$4,458	$ 4,242,156
7.00%, 01/01/32 - 06/01/32	8	7,854
6.00%, 03/01/32 - 09/01/55(j)	30,136	30,998,420
5.50%, 10/01/32 - 10/01/55(j)	11,455	11,705,005
5.00%, 05/01/33 - 01/15/55(j)	7,746	7,765,237
2.00%, 12/01/35 - 01/15/55(j)	37,221	31,275,953
1.50%, 03/01/36 - 07/01/51	7,373	6,136,428
		194,115,142
Total U.S. Government Sponsored Agency Securities — 27.9% (Cost: $218,016,809)		201,970,974
U.S. Treasury Obligations
U.S. Treasury Bonds
2.00%, 11/15/41	11,700	8,165,777
2.88%, 05/15/43	4,000	3,105,156
4.13%, 08/15/44 - 08/15/53	15,700	14,327,696
3.38%, 11/15/48	12,200	9,652,774
U.S. Treasury Notes
4.00%, 02/29/28	46,055	46,535,339
3.63%, 05/31/28	2,800	2,807,328
4.63%, 04/30/29	7,100	7,329,363
4.38%, 11/30/30	30,000	30,863,672
3.88%, 08/15/34	2,470	2,431,985
Total U.S. Treasury Obligations — 17.3% (Cost: $126,025,402)		125,219,090
Total Long-Term Investments — 102.3% (Cost: $762,308,938)		739,706,130

	Shares
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(k)(l)(m)	29,243,675	29,258,297
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(k)(l)	100,000	100,000
		29,358,297

	Par (000)
U.S. Government Sponsored Agency Securities — 0.6%
Fannie Mae-Aces, Series 2016-M13, Class A2, 2.53%, 09/25/26(b)	$526	520,662
Freddie Mac Mortgage-Backed Securities
4.00%, 03/01/26	1	1,423
3.50%, 04/01/26	1	471
Freddie Mac Multifamily Structured Pass Through Certificates
Series K055, Class A2, 2.67%, 03/25/26	1,424	1,418,838
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,183,008

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Sponsored Agency Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K061, Class A2, 3.35%, 11/25/26(b)	$1,515	$ 1,506,430
Uniform Mortgage-Backed Securities
4.00%, 05/01/26	1	1,377
3.00%, 12/01/26	1	777
		4,632,986
Total Short-Term Securities — 4.7% (Cost: $34,012,935)		33,991,283
Total Investments — 107.0% (Cost: $796,321,873)		773,697,413
Liabilities in Excess of Other Assets — (7.0)%		(50,665,528)
Net Assets — 100.0%		$ 723,031,885

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	When-issued security.
(h)	Perpetual security with no stated maturity date.
(i)	Rounds to less than 1,000.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Master Portfolio.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 34,828,678	$ —	$ (5,568,755)(a)	$ (2,020)	$ 394	$ 29,258,297	29,243,675	$ 460,193 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	4,185	—
				$ (2,020)	$ 394	$ 29,358,297		$ 464,378	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	37	03/16/26	$ 2,703	$ 14,750
10-Year U.S. Treasury Note	22	03/20/26	2,474	(1,405)
10-Year U.S. Ultra Long Treasury Note	196	03/20/26	22,543	(169,950)
U.S. Long Bond	128	03/20/26	14,796	(228,000)
Ultra U.S. Treasury Bond	121	03/20/26	14,278	(356,129)
Long Gilt	26	03/27/26	3,202	(5,456)
2-Year U.S. Treasury Note	365	03/31/26	76,208	(51,239)
5-Year U.S. Treasury Note	212	03/31/26	23,173	(84,962)
				(882,391)
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro Bund	2	03/06/26	$ 300	$ (167)
10-Year Canadian Bond	16	03/20/26	1,409	16,425
				16,258
				$ (866,133)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	382,000	USD	253,772	Bank of America N.A.	03/18/26	$ 1,177
BRL	1,327,000	USD	236,996	HSBC Bank PLC	03/18/26	1,118
CAD	452,000	USD	329,840	Citibank N.A.	03/18/26	547
CAD	316,530	USD	229,689	Morgan Stanley & Co. International PLC	03/18/26	1,676
CLP	218,854,000	USD	237,035	Citibank N.A.	03/18/26	6,274
CLP	1,120,987,500	USD	1,212,757	Morgan Stanley & Co. International PLC	03/18/26	33,488
COP	1,196,601,800	USD	305,860	Bank of America N.A.	03/18/26	3,243
CZK	22,421,340	EUR	921,945	Goldman Sachs International	03/18/26	4,758
EUR	92,836	CHF	86,000	JPMorgan Chase Bank N.A.	03/18/26	70
EUR	149,088	CHF	138,000	JPMorgan Chase Bank N.A.	03/18/26	252
EUR	124,330	NOK	1,475,000	Deutsche Bank AG	03/18/26	311
EUR	245,109	SEK	2,650,000	Barclays Bank PLC	03/18/26	91
EUR	437,789	SEK	4,734,119	Citibank N.A.	03/18/26	59
EUR	110,000	USD	128,660	JPMorgan Chase Bank N.A.	03/18/26	1,048
EUR	1,976,520	USD	2,311,702	Natwest Markets PLC	03/18/26	18,936
GBP	736,000	USD	984,562	Bank of America N.A.	03/18/26	7,348
GBP	207,000	USD	278,973	Citibank N.A.	03/18/26	2
GBP	282,000	USD	375,767	JPMorgan Chase Bank N.A.	03/18/26	4,285
GBP	457,000	USD	610,042	Morgan Stanley & Co. International PLC	03/18/26	5,859
HUF	86,027,000	EUR	221,158	Goldman Sachs International	03/18/26	1,010
HUF	81,168,000	EUR	209,282	Standard Chartered Bank	03/18/26	227
INR	19,577,000	USD	216,120	Bank of America N.A.	03/18/26	277
INR	13,082,500	USD	143,504	Goldman Sachs International	03/18/26	1,106
INR	19,728,000	USD	215,708	Goldman Sachs International	03/18/26	2,358
INR	23,146,000	USD	254,195	HSBC Bank PLC	03/18/26	1,652
INR	78,818,500	USD	869,549	JPMorgan Chase Bank N.A.	03/18/26	1,682
KRW	570,680,460	USD	389,878	JPMorgan Chase Bank N.A.	03/18/26	6,351
MXN	1,039,000	USD	57,287	Barclays Bank PLC	03/18/26	3
MXN	3,973,000	USD	216,310	Goldman Sachs International	03/18/26	2,759
MXN	1,078,000	USD	59,398	JPMorgan Chase Bank N.A.	03/18/26	43
MXN	2,536,500	USD	139,682	Morgan Stanley & Co. International PLC	03/18/26	180
MXN	2,265,000	USD	124,660	Standard Chartered Bank	03/18/26	231
MXN	3,077,000	USD	169,597	State Street Bank and Trust Co.	03/18/26	67
MXN	4,150,000	USD	228,675	State Street Bank and Trust Co.	03/18/26	154
NOK	2,201,000	EUR	185,061	Citibank N.A.	03/18/26	84
PHP	12,822,000	USD	216,292	Societe Generale	03/18/26	327
SEK	17,113,200	EUR	1,577,122	JPMorgan Chase Bank N.A.	03/18/26	6,184
SGD	323,000	USD	251,302	Citibank N.A.	03/18/26	1,168
SGD	860,300	USD	668,213	UBS AG	03/18/26	4,234
THB	32,539,600	USD	1,026,418	Goldman Sachs International	03/18/26	11,745
THB	4,850,000	USD	154,705	HSBC Bank PLC	03/18/26	32
TWD	3,208,000	USD	101,541	HSBC Bank PLC	03/18/26	427
USD	218,608	COP	837,531,000	Barclays Bank PLC	03/18/26	2,259
USD	1,436,765	EUR	1,218,000	BNP Paribas SA	03/18/26	545
USD	293,950	EUR	249,000	Morgan Stanley & Co. International PLC	03/18/26	339
USD	502,029	EUR	425,000	Morgan Stanley & Co. International PLC	03/18/26	885
USD	304,765	JPY	47,338,500	JPMorgan Chase Bank N.A.	03/18/26	676
USD	217,075	MXN	3,928,000	Barclays Bank PLC	03/18/26	487

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	792,268	NZD	1,364,900	State Street Bank and Trust Co.	03/18/26	$ 4,301
USD	90,968	THB	2,827,000	Goldman Sachs International	03/18/26	774
USD	216,991	THB	6,794,000	Standard Chartered Bank	03/18/26	232
ZAR	3,644,000	USD	216,328	Barclays Bank PLC	03/18/26	2,604
ZAR	5,513,000	USD	326,005	Barclays Bank PLC	03/18/26	5,217
ZAR	1,608,000	USD	95,305	Citibank N.A.	03/18/26	1,304
ZAR	2,367,000	USD	140,153	Citibank N.A.	03/18/26	2,057
ZAR	32,484,500	USD	1,897,895	Citibank N.A.	03/18/26	53,781
IDR	3,656,182,000	USD	217,747	Deutsche Bank AG	03/25/26	745
IDR	2,531,934,000	USD	150,544	HSBC Bank PLC	03/25/26	763
USD	216,885	IDR	3,623,827,000	HSBC Bank PLC	03/25/26	327
						210,139
AUD	145,000	USD	96,959	JPMorgan Chase Bank N.A.	03/18/26	(185)
BRL	6,156,400	USD	1,107,240	Goldman Sachs International	03/18/26	(2,549)
CAD	651,310	USD	477,058	Citibank N.A.	03/18/26	(987)
CAD	1,449,690	USD	1,062,492	Citibank N.A.	03/18/26	(2,850)
CAD	567,000	USD	414,841	Morgan Stanley & Co. International PLC	03/18/26	(396)
COP	1,124,746,000	USD	292,674	Goldman Sachs International	03/18/26	(2,132)
EUR	185,331	CHF	172,000	Barclays Bank PLC	03/18/26	(262)
EUR	258,098	CHF	240,000	Barclays Bank PLC	03/18/26	(959)
EUR	563,511	CHF	524,900	Deutsche Bank AG	03/18/26	(3,243)
EUR	182,876	CHF	170,000	JPMorgan Chase Bank N.A.	03/18/26	(613)
EUR	230,719	CHF	214,000	JPMorgan Chase Bank N.A.	03/18/26	(169)
EUR	251,029	CHF	233,000	JPMorgan Chase Bank N.A.	03/18/26	(390)
EUR	182,765	CZK	4,462,000	Barclays Bank PLC	03/18/26	(1,782)
EUR	183,295	CZK	4,463,000	Barclays Bank PLC	03/18/26	(1,205)
EUR	208,045	CZK	5,054,000	Barclays Bank PLC	03/18/26	(802)
EUR	184,446	CZK	4,483,000	JPMorgan Chase Bank N.A.	03/18/26	(822)
EUR	62,746	CZK	1,528,000	Royal Bank of Canada	03/18/26	(423)
EUR	183,227	CZK	4,453,000	State Street Bank and Trust Co.	03/18/26	(799)
EUR	403,038	HUF	156,902,000	Barclays Bank PLC	03/18/26	(2,226)
EUR	172,607	HUF	67,958,000	HSBC Bank PLC	03/18/26	(3,273)
EUR	182,988	HUF	70,967,000	HSBC Bank PLC	03/18/26	(190)
EUR	95,269	HUF	36,956,860	Morgan Stanley & Co. International PLC	03/18/26	(127)
EUR	182,372	HUF	71,217,000	Royal Bank of Canada	03/18/26	(1,676)
EUR	63,489	NOK	762,000	State Street Bank and Trust Co.	03/18/26	(714)
EUR	2,350,477	PLN	9,988,000	Goldman Sachs International	03/18/26	(9,487)
EUR	184,590	SEK	2,008,000	Citibank N.A.	03/18/26	(1,272)
EUR	58,744	SEK	635,881	Goldman Sachs International	03/18/26	(62)
EUR	284,647	SEK	3,092,000	Goldman Sachs International	03/18/26	(1,479)
EUR	308,225	SEK	3,338,000	Goldman Sachs International	03/18/26	(498)
EUR	131,130	SEK	1,429,000	Standard Chartered Bank	03/18/26	(1,182)
GBP	280,000	USD	377,740	Goldman Sachs International	03/18/26	(383)
INR	11,950,000	USD	132,108	HSBC Bank PLC	03/18/26	(17)
JPY	33,403,000	USD	217,184	HSBC Bank PLC	03/18/26	(2,613)
JPY	15,486,000	USD	99,820	JPMorgan Chase Bank N.A.	03/18/26	(343)
MXN	7,680,000	USD	423,535	Morgan Stanley & Co. International PLC	03/18/26	(64)
MXN	2,342,000	USD	129,627	State Street Bank and Trust Co.	03/18/26	(490)
NZD	371,000	USD	216,576	Bank of America N.A.	03/18/26	(2,395)
NZD	520,000	USD	300,893	Bank of America N.A.	03/18/26	(693)
NZD	763,000	USD	442,448	Bank of America N.A.	03/18/26	(1,963)
NZD	786,000	USD	458,399	Bank of America N.A.	03/18/26	(4,636)
NZD	72,890	USD	42,356	Barclays Bank PLC	03/18/26	(276)
NZD	444,000	USD	258,197	Barclays Bank PLC	03/18/26	(1,873)
NZD	446,110	USD	259,078	Goldman Sachs International	03/18/26	(1,536)
PHP	5,054,000	USD	85,811	Bank of America N.A.	03/18/26	(427)
PHP	16,690,000	USD	283,892	Bank of America N.A.	03/18/26	(1,925)
PHP	7,980,000	USD	135,171	HSBC Bank PLC	03/18/26	(354)
PHP	12,802,000	USD	216,910	HSBC Bank PLC	03/18/26	(628)
PHP	10,715,000	USD	182,228	Standard Chartered Bank	03/18/26	(1,205)
PLN	285,000	EUR	67,443	Morgan Stanley & Co. International PLC	03/18/26	(170)
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	176,000	USD	137,600	Royal Bank of Canada	03/18/26	$ (31)
TWD	6,762,000	USD	216,606	Goldman Sachs International	03/18/26	(1,670)
TWD	16,227,100	USD	520,700	Goldman Sachs International	03/18/26	(4,908)
USD	690,448	AUD	1,035,000	Bank of America N.A.	03/18/26	(316)
USD	73,342	AUD	111,000	HSBC Bank PLC	03/18/26	(740)
USD	73,095	AUD	110,000	Morgan Stanley & Co. International PLC	03/18/26	(320)
USD	389,854	AUD	589,000	State Street Bank and Trust Co.	03/18/26	(3,248)
USD	3,884,790	AUD	5,845,200	UBS AG	03/18/26	(16,328)
USD	215,478	BRL	1,207,000	Barclays Bank PLC	03/18/26	(1,103)
USD	214,844	BRL	1,200,000	HSBC Bank PLC	03/18/26	(481)
USD	167,359	CAD	230,000	HSBC Bank PLC	03/18/26	(758)
USD	216,472	CAD	297,000	HSBC Bank PLC	03/18/26	(619)
USD	412,000	CAD	568,000	HSBC Bank PLC	03/18/26	(3,176)
USD	301,288	CAD	414,000	JPMorgan Chase Bank N.A.	03/18/26	(1,323)
USD	468,464	CAD	643,000	JPMorgan Chase Bank N.A.	03/18/26	(1,533)
USD	680,411	CAD	934,000	JPMorgan Chase Bank N.A.	03/18/26	(2,291)
USD	80,148	CAD	110,000	State Street Bank and Trust Co.	03/18/26	(256)
USD	91,803	CLP	84,205,000	Morgan Stanley & Co. International PLC	03/18/26	(1,811)
USD	217,109	COP	849,547,000	Bank of America N.A.	03/18/26	(2,344)
USD	137,006	COP	535,958,000	BNP Paribas SA	03/18/26	(1,441)
USD	122,896	COP	480,178,000	Goldman Sachs International	03/18/26	(1,142)
USD	152,953	EUR	130,000	Citibank N.A.	03/18/26	(338)
USD	443,347	EUR	377,000	JPMorgan Chase Bank N.A.	03/18/26	(1,197)
USD	1,087,895	EUR	924,000	Morgan Stanley & Co. International PLC	03/18/26	(1,651)
USD	263,525	GBP	197,000	Citibank N.A.	03/18/26	(1,972)
USD	1,187,158	GBP	890,920	Toronto-Dominion Bank	03/18/26	(13,538)
USD	217,793	INR	19,709,000	HSBC Bank PLC	03/18/26	(63)
USD	271,736	KRW	400,484,000	Citibank N.A.	03/18/26	(6,324)
USD	181,530	KRW	267,466,000	HSBC Bank PLC	03/18/26	(4,175)
USD	193,214	KRW	285,541,000	HSBC Bank PLC	03/18/26	(5,040)
USD	980,815	MXN	18,012,250	Standard Chartered Bank	03/18/26	(12,373)
USD	550,150	PHP	32,753,210	Goldman Sachs International	03/18/26	(3,193)
USD	216,606	SGD	278,000	Goldman Sachs International	03/18/26	(690)
USD	237,305	SGD	304,000	HSBC Bank PLC	03/18/26	(314)
USD	278,522	THB	8,813,000	HSBC Bank PLC	03/18/26	(2,653)
USD	217,061	THB	6,832,000	Standard Chartered Bank	03/18/26	(911)
USD	690,362	THB	21,667,000	Standard Chartered Bank	03/18/26	(915)
USD	58,536	IDR	980,328,473	Goldman Sachs International	03/25/26	(48)
						(165,979)
						$ 44,160
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	B-	USD	13,186	$ 1,026,133	$ 912,478	$ 113,655

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/28/35	USD	660	$ (9,118)	$ 293	$ (9,411)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/03/35	USD	350	$ (4,914)	$ 339	$ (5,253)
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/35	USD	340	(3,476)	7	(3,483)
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/19/35	USD	690	(6,489)	14	(6,503)
2.56%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/22/35	USD	630	(7,120)	904	(8,024)
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/09/35	USD	350	(3,238)	62	(3,300)
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	11/18/35	USD	1,020	(4,917)	21	(4,938)
1.97%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/35	EUR	410	(2,558)	(29)	(2,529)
1.97%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/35	EUR	410	(2,499)	10	(2,509)
1.97%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/35	EUR	410	(2,396)	98	(2,494)
							$ (46,725)	$ 1,719	$ (48,444)
Centrally Cleared Interest Rate Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 2.11%	Semi-Annual	2.22%	Annual	03/18/26	03/18/28	EUR	15,870	$ (29,239)	$ 3,990	$ (33,229)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.35%	Annual	03/18/26	03/18/28	EUR	31,280	29,745	(5,263)	35,008
3.22%	Annual	1-day SOFR, 3.87%	Annual	03/18/26	03/18/28	USD	121,866	131,505	(75,803)	207,308
3.47%	Annual	1-day SONIA, 3.73%	Annual	03/18/26	03/18/28	GBP	49,069	(4,084)	(11,831)	7,747
Tokyo Overnight Average Rate, 0.73%	Annual	1.11%	Annual	03/18/26	03/18/28	JPY	1,317,992	(21,345)	40	(21,385)
Tokyo Overnight Average Rate, 0.73%	Annual	1.13%	Annual	03/18/26	03/18/28	JPY	5,843,000	(76,961)	178	(77,139)
2.31%	Annual	6-mo. EURIBOR, 2.11%	Semi-Annual	03/18/26	03/18/29	EUR	15,120	53,950	(8,685)	62,635
2.45%	Annual	6-mo. EURIBOR, 2.11%	Semi-Annual	03/18/26	03/18/29	EUR	6,140	(5,926)	(2,203)	(3,723)
1-day CORRA, 2.25%	Semi-Annual	2.49%	Semi-Annual	03/18/26	03/18/29	CAD	13,520	(46,160)	5,035	(51,195)
3.23%	Annual	1-day SOFR, 3.87%	Annual	03/18/26	03/18/29	USD	12,760	32,722	(8,218)	40,940
1-day SONIA, 3.73%	Annual	3.52%	Annual	03/18/26	03/18/29	GBP	13,610	(1,545)	7,260	(8,805)
1-day SONIA, 3.73%	Annual	3.57%	Annual	03/18/26	03/18/29	GBP	3,600	5,434	2,562	2,872
3-mo. BBSW, 3.74%	Quarterly	4.08%	Quarterly	03/18/26	03/18/29	AUD	3,960	(4,862)	26	(4,888)
2.49%	Annual	6-mo. EURIBOR, 2.11%	Semi-Annual	03/18/26	03/18/31	EUR	6,600	43,190	(4,694)	47,884
6-mo. EURIBOR, 2.11%	Semi-Annual	2.62%	Annual	03/18/26	03/18/31	EUR	30	11	(32)	43
1-day SOFR, 3.87%	Annual	3.35%	Annual	03/18/26	03/18/31	USD	39,707	(223,674)	(126,331)	(97,343)
3.49%	Annual	1-day SOFR, 3.87%	Annual	03/18/26	03/18/31	USD	3,890	(3,254)	1,677	(4,931)
1-day SONIA, 3.73%	Annual	3.65%	Annual	03/18/26	03/18/31	GBP	8,703	(4,666)	11,895	(16,561)
3.72%	Annual	1-day SONIA, 3.73%	Annual	03/18/26	03/18/31	GBP	5,880	(21,520)	14,599	(36,119)
1.80%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	03/18/26	03/18/36	JPY	284,530	19,666	33	19,633
1.80%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	03/18/26	03/18/36	JPY	1,247,000	86,553	145	86,408
6-mo. EURIBOR, 2.11%	Semi-Annual	2.82%	Annual	03/18/26	03/18/36	EUR	3,480	(50,415)	(5,985)	(44,430)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.83%	Annual	03/18/26	03/18/36	EUR	7,838	(104,338)	2,601	(106,939)
2.92%	Annual	6-mo. EURIBOR, 2.11%	Semi-Annual	03/18/26	03/18/36	EUR	7,050	27,648	26,547	1,101
1-day SOFR, 3.87%	Annual	3.68%	Annual	03/18/26	03/18/36	USD	21,847	(242,727)	12,976	(255,703)
1-day SOFR, 3.87%	Annual	3.79%	Annual	03/18/26	03/18/36	USD	2,330	(4,655)	(285)	(4,370)
1-day SONIA, 3.73%	Annual	4.02%	Annual	03/18/26	03/18/36	GBP	34,730	10,626	118,326	(107,700)
1-day SONIA, 3.73%	Annual	4.05%	Annual	03/18/26	03/18/36	GBP	3,280	13,667	(12,997)	26,664
3.13%	Annual	6-mo. EURIBOR, 2.11%	Semi-Annual	03/18/26	03/18/56	EUR	3,465	99,867	(12,203)	112,070
3.13%	Annual	6-mo. EURIBOR, 2.11%	Semi-Annual	03/18/26	03/18/56	EUR	1,620	48,569	4,273	44,296
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.02%	Annual	1-day SOFR, 3.87%	Annual	03/18/26	03/18/56	USD	7,500	$ 187,136	$ 2,866	$ 184,270
4.49%	Annual	1-day SONIA, 3.73%	Annual	03/18/26	03/18/56	GBP	14,010	(86,840)	(109,818)	22,978
								$ (141,922)	$ (169,319)	$ 27,397
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 1,129,255	$ (384,377)	$ 1,015,512	$ (922,904)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Master Portfolio Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 31,175	$ —	$ 31,175
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	210,139	—	—	210,139
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	113,655	—	—	901,857	—	1,015,512
	$ —	$ 113,655	$ —	$ 210,139	$ 933,032	$ —	$ 1,256,826
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 897,308	$ —	$ 897,308
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	165,979	—	—	165,979
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	874,460	48,444	922,904
	$ —	$ —	$ —	$ 165,979	$ 1,771,768	$ 48,444	$ 1,986,191

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,594,368)	$ —	$ (1,594,368)
Forward foreign currency exchange contracts	—	—	—	(411,104)	—	—	(411,104)
Options purchased(a)	—	(129,255)	—	—	—	—	(129,255)
Swaps	—	(1,023,478)	—	—	137,055	(205,648)	(1,092,071)
	$ —	$ (1,152,733)	$ —	$ (411,104)	$ (1,457,313)	$ (205,648)	$ (3,226,798)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 190,416	$ —	$ 190,416

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 11,563	$ —	$ —	$ 11,563
Swaps	—	300,968	—	—	171,620	(48,798)	423,790
	$ —	$ 300,968	$ —	$ 11,563	$ 362,036	$ (48,798)	$ 625,769

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$161,556,295
Average notional value of contracts — short	11,605,359
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	36,795,886
Average amounts sold — in USD	39,558,661
Options:
Average notional value of swaption contracts purchased	2,575,000
Credit default swaps:
Average notional value — buy protection	27,787,091
Average notional value — sell protection	25,912,478
Interest rate swaps:
Average notional value — pays fixed rate	368,945,090
Average notional value — receives fixed rate	335,696,275
Inflation swaps:
Average notional value — pays fixed rate	9,800,246
Average notional value — receives fixed rate	1,255,032
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Master Portfolio’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 6,751	$ 167,609
Forward foreign currency exchange contracts	210,139	165,979
Swaps — centrally cleared	1,223	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	218,113	333,588
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(7,974)	(167,609)
Total derivative assets and liabilities subject to an MNA	$ 210,139	$ 165,979
The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 12,045	$ (12,045)	$ —	$ —	$ —
Barclays Bank PLC	10,661	(10,488)	—	—	173
BNP Paribas SA	545	(545)	—	—	—
Citibank N.A.	65,276	(13,743)	—	—	51,533
Deutsche Bank AG	1,056	(1,056)	—	—	—
Goldman Sachs International	24,510	(24,510)	—	—	—
HSBC Bank PLC	4,319	(4,319)	—	—	—
JPMorgan Chase Bank N.A.	20,591	(8,866)	—	—	11,725
Morgan Stanley & Co. International PLC	42,427	(4,539)	—	—	37,888
Natwest Markets PLC	18,936	—	—	—	18,936
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Societe Generale	$ 327	$ —	$ —	$ —	$ 327
Standard Chartered Bank	690	(690)	—	—	—
State Street Bank and Trust Co.	4,522	(4,522)	—	—	—
UBS AG	4,234	(4,234)	—	—	—
	$ 210,139	$ (89,557)	$ —	$ —	$ 120,582

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 14,699	$ (12,045)	$ —	$ —	$ 2,654
Barclays Bank PLC	10,488	(10,488)	—	—	—
BNP Paribas SA	1,441	(545)	—	—	896
Citibank N.A.	13,743	(13,743)	—	—	—
Deutsche Bank AG	3,243	(1,056)	—	—	2,187
Goldman Sachs International	29,777	(24,510)	—	—	5,267
HSBC Bank PLC	25,094	(4,319)	—	—	20,775
JPMorgan Chase Bank N.A.	8,866	(8,866)	—	—	—
Morgan Stanley & Co. International PLC	4,539	(4,539)	—	—	—
Royal Bank of Canada	2,130	—	—	—	2,130
Standard Chartered Bank	16,586	(690)	—	—	15,896
State Street Bank and Trust Co.	5,507	(4,522)	—	—	985
Toronto-Dominion Bank	13,538	—	—	—	13,538
UBS AG	16,328	(4,234)	—	—	12,094
	$ 165,979	$ (89,557)	$ —	$ —	$ 76,422

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 38,560,919	$ —	$ 38,560,919
Common Stocks	—	—	1	1
Corporate Bonds	—	272,052,113	—	272,052,113
Foreign Agency Obligations	—	4,310,285	—	4,310,285
Municipal Bonds	—	3,429,337	—	3,429,337
Non-Agency Mortgage-Backed Securities	—	93,788,225	—	93,788,225
Preferred Securities
Capital Trusts	—	375,186	—	375,186
U.S. Government Sponsored Agency Securities	—	201,970,974	—	201,970,974
U.S. Treasury Obligations	—	125,219,090	—	125,219,090

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 29,358,297	$ —	$ —	$ 29,358,297
U.S. Government Sponsored Agency Securities	—	4,632,986	—	4,632,986
	$29,358,297	$744,339,115	$1	$773,697,413
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 113,655	$ —	$ 113,655
Foreign Currency Exchange Contracts	—	210,139	—	210,139
Interest Rate Contracts	31,175	901,857	—	933,032
Liabilities
Foreign Currency Exchange Contracts	—	(165,979)	—	(165,979)
Interest Rate Contracts	(897,308)	(874,460)	—	(1,771,768)
Other Contracts	—	(48,444)	—	(48,444)
	$(866,133)	$136,768	$—	$(729,365)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Master Portfolio Schedule of Investments

Statement of Assets and Liabilities
December 31, 2025

Advantage CoreAlpha Bond Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 744,339,116
Investments, at value — affiliated(c)	29,358,297
Cash pledged:
Futures contracts	2,823,000
Centrally cleared swaps	3,388,000
Foreign currency, at value(d)	3,585,929
Receivables:
Securities lending income — affiliated	7,555
Contributions from investors	583,740
Dividends — affiliated	21,302
Interest — unaffiliated	5,856,880
Principal paydowns	947
Variation margin on futures contracts	6,751
Variation margin on centrally cleared swaps	1,223
Unrealized appreciation on forward foreign currency exchange contracts	210,139
Prepaid expenses	5,348
Total assets	790,188,227
LIABILITIES
Collateral on securities loaned	19,913,333
Payables:
Investments purchased	46,714,148
Investment advisory fees	146,964
Trustees’ fees	318
Professional fees	47,991
Variation margin on futures contracts	167,609
Unrealized depreciation on forward foreign currency exchange contracts	165,979
Total liabilities	67,156,342
Commitments and contingent liabilities
NET ASSETS	$ 723,031,885
NET ASSETS CONSIST OF
Investors’ capital	$ 746,362,308
Net unrealized appreciation (depreciation)	(23,330,423)
NET ASSETS	$ 723,031,885
(a) Investments, at cost—unaffiliated	$766,975,248
(b) Securities loaned, at value	$19,048,401
(c) Investments, at cost—affiliated	$29,346,625
(d) Foreign currency, at cost	$3,562,526
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2025

Advantage CoreAlpha Bond Master Portfolio
INVESTMENT INCOME
Dividends — affiliated	$359,521
Interest — unaffiliated	34,162,014
Securities lending income — affiliated — net	104,857
Payment-in-kind interest — unaffiliated	5,597
Total investment income	34,631,989
EXPENSES
Investment advisory	1,706,042
Professional	47,390
Trustees	10,890
Total expenses	1,764,322
Less fees waived and/or reimbursed by the Manager	(64,144)
Total expenses after fees waived and/or reimbursed	1,700,178
Net investment income	32,931,811
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,555,661)
Investments — affiliated	(2,020)
Forward foreign currency exchange contracts	(411,104)
Foreign currency transactions	204,368
Futures contracts	(1,594,368)
Swaps	(1,092,071)
(6,450,856)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	20,272,714
Investments — affiliated	394
Forward foreign currency exchange contracts	11,563
Foreign currency translations	123,072
Futures contracts	190,416
Swaps	423,790
21,021,949
Net realized and unrealized gain	14,571,093
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,502,904
See notes to financial statements.
Master Portfolio Statement of Operations

Statements of Changes in Net Assets

	Advantage CoreAlpha Bond Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$32,931,811	$31,351,971
Net realized loss	(6,450,856)	(5,246,735)
Net change in unrealized appreciation (depreciation)	21,021,949	(13,156,042)
Net increase in net assets resulting from operations	47,502,904	12,949,194
CAPITAL TRANSACTIONS
Proceeds from contributions	93,565,691	129,247,215
Value of withdrawals	(116,723,567)	(162,294,199)
Net decrease in net assets derived from capital transactions	(23,157,876)	(33,046,984)
NET ASSETS
Total increase (decrease) in net assets	24,345,028	(20,097,790)
Beginning of year	698,686,857	718,784,647
End of year	$723,031,885	$698,686,857
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights

Advantage CoreAlpha Bond Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	6.84%	2.13%	5.41%	(14.21)%	(1.88)%
Ratios to Average Net Assets(a)
Total expenses	0.25%	0.25%	0.25%	0.24%	0.24%
Total expenses after fees waived and/or reimbursed	0.24%	0.24%	0.24%	0.23%	0.23%
Net investment income	4.63%	4.49%	3.63%	2.56%	2.05%
Supplemental Data
Net assets, end of year (000)	$723,032	$698,687	$718,785	$1,039,366	$1,488,952
Portfolio turnover rate(b)	183%	142%	201%	205%	219%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	103%	96%	118%	107%	123%
See notes to financial statements.
Master Portfolio Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio II (“MIP II”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP II is organized as a Delaware statutory trust. Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP II. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”).  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of MIP II (the “Board”), the trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
Recent Accounting Standard: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Master Portfolio’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Master Portfolio’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Master Portfolio to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 2,228,983	$ (2,228,983)	$ —	$ —
Barclays Capital, Inc.	388,233	(388,233)	—	—
BMO Capital Markets Corp.	924,585	(924,585)	—	—
BNP Paribas SA	2,281,673	(2,281,673)	—	—
BofA Securities, Inc.	317,764	(317,764)	—	—
Citadel Clearing LLC	351,490	(351,490)	—	—
Citigroup Global Markets, Inc.	569,051	(569,051)	—	—
Deutsche Bank Securities, Inc.	1,698,992	(1,698,992)	—	—
Goldman Sachs & Co. LLC	1,308,726	(1,308,726)	—	—
J.P. Morgan Securities LLC	2,384,157	(2,384,157)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	301,566	(301,566)	—	—
Morgan Stanley	476,369	(476,369)	—	—
National Bank of Canada	1,603,918	(1,603,918)	—	—
Pershing LLC	400,161	(400,161)	—	—
RBC Capital Markets LLC	1,800,787	(1,800,787)	—	—
Scotia Capital (USA), Inc.	182,915	(182,915)	—	—
Scotia Capital, Inc.	41,342	(41,342)	—	—
State Street Bank & Trust Co.	183,304	(183,304)	—	—
UBS AG	735,900	(735,900)	—	—
UBS Securities LLC	247,197	(247,197)	—	—
Wells Fargo Bank N.A.	471,395	(471,395)	—	—
Wells Fargo Securities LLC	149,893	(149,893)	—	—
	$ 19,048,401	$ (19,048,401)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
Options: The Master Portfolio may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Master Portfolio may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.
Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio.  Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP II, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc.(“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.24%
$1 billion — $3 billion	0.23
$3 billion — $5 billion	0.22
$5 billion — $10 billion	0.21
Greater than $10 billion	0.20
With respect to the Master Portfolio, the Manager entered into a sub-advisory agreement with each of BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BFA for services they provide for that portion of the Master Portfolio for which BIL and BFA, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The fees and expenses of the MIP II’s Independent Trustees, counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $58,280.
With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the year ended December 31, 2025, the amount waived was $5,864.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Master Portfolio paid BTC $33,989 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP II are directors and/or officers of BlackRock or its affiliates.
7.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Master Portfolio Name	Purchases	Sales	Purchases	Sales
Advantage CoreAlpha Bond Master Portfolio	$ 1,206,190,839	$ 1,210,590,418	$ 142,960,843	$ 122,899,737
For the year ended December 31, 2025, purchases and sales related to mortgage dollar rolls were $585,604,743 and $585,949,132, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets,income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage CoreAlpha Bond Master Portfolio	$ 796,332,324	$ 10,053,404	$ (32,717,842)	$ (22,664,438)
9.
BANK BORROWINGS
MIP II, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Master Portfolio did not borrow under the credit agreement.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolio’s performance.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
The Master Portfolio invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio II and Investors of Advantage CoreAlpha Bond Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Advantage CoreAlpha Bond Master Portfolio (one of the series constituting Master Investment Portfolio II, referred to hereafter as the “Master Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Master Portfolio Report of Independent Registered Public Accounting Firm

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP II Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund/MIP II
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBSW	Bank Bill Swap Rate
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STACR	Structured Agency Credit Risk

2025 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

4

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants’ securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VI and Master Investment Portfolio II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: February 24, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: February 24, 2026